Schedule of Portfolio Investments
March 31, 2026
Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio
1
(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (8.0%)
ABS Auto (3.3%):
ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29, Callable 8/20/26 @ 100(a) ..... $ 1 $ 1
American Credit Acceptance Receivables Trust .................................
Series 2024-3, Class D, 6.04%, 7/12/30, Callable 2/12/28 @ 100(a) ............... 100 102
Series 2025-2, Class D, 5.50%, 8/12/31, Callable 9/12/28 @ 100(a) ............... 170 172
Series 2025-4, Class D, 5.25%, 9/12/31, Callable 11/12/28 @ 100(a) .............. 100 100
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27(a) .. 21 21
Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41%, 9/15/32, Callable 12/15/28 @
100 ............................................................. 390 392
Exeter Automobile Receivables Trust .........................................
Series 2023-5A, Class D, 7.13%, 2/15/30, Callable 9/15/28 @ 100 ................ 300 308
Series 2024-5A, Class D, 5.06%, 2/18/31, Callable 3/15/29 @ 100 ................ 170 170
Series 2025-3A, Class D, 5.57%, 10/15/31, Callable 9/15/29 @ 100 ............... 370 372
GLS Auto Receivables Issuer Trust ..........................................
Series 2023-4A, Class D, 7.18%, 8/15/29, Callable 6/15/28 @ 100(a) .............. 140 144
Series 2024-3A, Class D, 5.53%, 2/18/31, Callable 1/15/29 @ 100(a) .............. 470 476
Series 2024-4A, Class D, 5.28%, 10/15/31, Callable 3/15/29 @ 100(a) ............. 100 100
Series 2025-2A, Class D, 5.59%, 1/15/31, Callable 8/15/29 @ 100(a) .............. 100 101
Hertz Vehicle Financing III LP, Series 2021-2A, Class B, 2.12%, 12/27/27(a) ............ 300 296
Merchants Fleet Funding LLC ..............................................
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 2/20/27 @ 100(a) .............. 220 222
Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 2/20/27 @ 100(a) .............. 110 111
Series 2025-1A, Class A, 4.49%, 1/20/39, Callable 6/20/29 @ 100(a) .............. 110 110
Prestige Auto Receivables Trust, Series 2025-1A, Class D, 6.02%, 7/15/31, Callable 3/15/29 @
100(a) ........................................................... 110 110
Santander Drive Auto Receivables Trust .......................................
Series 2024-2, Class D, 6.28%, 8/15/31, Callable 4/15/28 @ 100 ................. 150 154
Series 2024-4, Class D, 5.32%, 12/15/31, Callable 4/15/28 @ 100 ................ 340 343
VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30, Callable 10/15/28 @
100(a) ........................................................... 100 108
Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30, Callable
1/15/28 @ 100(a) ................................................... 250 255
4,168
ABS Card (0.4%):
Continental Finance Credit Card ABS Master Trust ...............................
Series 2022-A, Class A, 6.19%, 10/15/30(a) ................................ 55 55
Series 2024-A, Class A, 5.78%, 12/15/32(a) ................................ 100 100
Mission Lane Credit Card Master Trust .......................................
Series 2024-B, Class A, 5.88%, 1/15/30(a) ................................. 220 220
Series 2024-B, Class B, 6.32%, 1/15/30(a) ................................. 140 141
516
ABS Home (0.3%):
Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32, Callable 4/25/26 @
100(b) ........................................................... 12 11
GS Mortgage-Backed Securities Trust, Series 2025-CES1, Class A1A, 5.57%, 5/25/55,
Callable 3/25/28 @ 100(a)(b) .......................................... 144 145
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54, Callable 5/25/27
@ 100(a)(b) ....................................................... 169 171
327
ABS Other (4.0%):
Accelerated Assets LLC, Series 2024-HE2, Class A, 5.35%, 10/25/39, Callable 2/25/30 @
100(a) ........................................................... 112 113
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29,
Callable 7/20/26 @ 100(a) ............................................ 300 302
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29,
Callable 6/20/27 @ 100(a) ............................................ 100 102
Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class D, 5.97%, 10/20/31,
Callable 8/20/28 @ 100(a) ............................................ 210 213
BHG Securitization Trust, Series 2022-C, Class E, 9.73%, 10/17/35, Callable 10/17/28 @
100(a) ........................................................... 140 148

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Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, 2.44%, 7/15/46, Callable
7/15/28 @ 100(a) ................................................... $ 154 $ 146
Cascade MH Asset Trust ..................................................
Series 2021-MH1, Class M1, 2.99%, 2/25/46, Callable 4/25/38 @ 100(a) ........... 200 159
Series 2021-MH1, Class M2, 3.69%, 2/25/46, Callable 4/25/38 @ 100(a) ........... 100 80
CFMT LLC ...........................................................
Series 2022-HB9, Class M3, 3.25%, 9/25/37, Callable 9/25/27 @ 100(a)(b) ......... 125 120
Series 2024-HB13, Class M2, 3.00%, 5/25/34, Callable 12/25/26 @ 100(a)(b) ....... 100 97
CoreVest American Finance Trust, Series 2020-3, Class A, 1.36%, 8/15/53, Callable 7/15/30 @
100(a) ........................................................... 11 11
DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54, Callable 1/25/27 @ 100(a) .... 160 158
Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30, Callable 11/22/26 @
100(a) ........................................................... 100 101
FIGRE Trust ..........................................................
Series 2024-HE3, Class A, 5.94%, 7/25/54, Callable 7/25/29 @ 100(a)(b) ........... 269 273
Series 2024-HE6, Class A, 5.72%, 12/25/54, Callable 2/25/30 @ 100(a)(b) .......... 462 465
Series 2025-HE1, Class A, 5.83%, 1/25/55, Callable 3/25/30 @ 100(a)(b) ........... 244 245
Series 2025-HE2, Class A, 5.78%, 3/25/55, Callable 10/25/30 @ 100(a)(b) .......... 117 117
Series 2025-HE5, Class A, 5.29%, 8/25/55, Callable 1/25/31 @ 100(a)(b) ........... 383 382
Series 2025-HE8, Class A, 5.21%, 11/25/55, Callable 7/25/28 @ 100(a)(b) .......... 138 137
GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.85%, 11/25/67, Callable
3/25/28 @ 100(a)(b) ................................................. 172 173
Home Partners of America Trust, Series 2019-1, Class D, 3.41%, 9/17/39, Callable 4/17/26 @
100(a)(c) ......................................................... 76 74
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32, Callable 12/20/27 @
100(a) ........................................................... 100 101
J.G. Wentworth XLI LLC .................................................
Series 2010-3A, Class A, 3.82%, 12/15/48, Callable 4/15/26 @ 100(a) ............. 2 2
Series 2019-1A, Class A, 3.82%, 8/17/71, Callable 3/15/42 @ 100(a) .............. 151 136
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40, Callable 3/20/31 @ 100(a) 55 48
MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37, Callable 8/20/26 @ 100(a) ........ 17 17
Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62, Callable 8/20/31 @
100(a) ........................................................... 200 181
NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31, Callable 3/15/28 @ 100(a) .. 200 204
Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.18%, 6/15/32, Callable 11/15/26 @
100(a) ........................................................... 37 37
Reach ABS Trust, Series 2026-1A, Class A, 4.32%, 2/15/33, Callable 6/15/30 @ 100(a) .... 108 108
ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 6.82% (PRIME+7bps),
4/25/48, Callable 3/25/29 @ 100(a)(d) .................................... 118 120
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 2/25/52,
Callable 4/25/26 @ 100(a)(b) .......................................... 125 122
SCF Equipment Leasing LLC, Series 2025-2A, Class D, 5.33%, 6/20/36, Callable 4/20/32 @
100(a) ........................................................... 100 99
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37, Callable
4/25/26 @ 100(a) ................................................... 56 53
Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39(a)(c) ........ 180 172
VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29, Callable 6/24/26 @ 100(a) ..... 100 101
5,117
Total Asset-Backed Securities (Cost $10,162)
a
a
a
10,128
Collateralized Loan Obligations (1.7%)
Cash Flow CLO (1.7%):
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class AS, 6.31%
(TSFR1M+264bps), 1/20/41, Callable 5/20/27 @ 100(a)(d) ..................... 230 231
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class C, 5.97%
(SOFR30A+230bps), 1/15/37, Callable 4/15/26 @ 100(a)(d) .................... 265 265
AREIT Ltd., Series 2022-CRE6, Class D, 6.52% (SOFR30A+285bps), 1/20/37(a)(d) ...... 150 147
BSPRT Issuer Ltd., Series 2022-FL8, Class C, 5.97% (SOFR30A+230bps), 2/15/37, Callable
4/15/26 @ 100(a)(d) ................................................. 170 170
Carlyle US CLO Ltd., Series 2019-4A, Class CR, 6.87% (TSFR3M+320bps), 4/15/35, Callable
4/15/26 @ 100(a)(d) ................................................. 250 244

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Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Dwight Issuer LLC, Series 2025-FL1, Class A, 5.34% (TSFR1M+166bps), 6/18/42, Callable
7/18/27 @ 100(a)(d) ................................................. $ 300 $ 301
FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.06% (TSFR1M+139bps), 8/19/42,
Callable 8/19/27 @ 100(a)(c)(d) ........................................ 230 230
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class D, 7.58% (TSFR3M+391bps), 1/25/32,
Callable 4/25/26 @ 100(a)(d) .......................................... 250 244
STWD Ltd., Series 2022-FL3, Class B, 5.62% (SOFR30A+195bps), 11/15/38, Callable 4/15/26
@ 100(a)(d) ....................................................... 350 350
2,182
Total Collateralized Loan Obligations (Cost $2,193)
a
a
a
2,182
Collateralized Mortgage Obligations (9.2%)
Agency CMO IO (0.5%):
Federal Home Loan Mortgage Corporation .....................................
Series 4601, Class NI, 3.50%, 9/15/45(c) .................................. 56 7
Series 4791, Class IO, 3.00%, 5/15/48(c) .................................. 188 31
Series 4988, Class IL, 3.00%, 6/25/50(c) .................................. 85 16
Series 5141, Class IJ, 2.50%, 4/25/51(c) ................................... 159 18
Federal Home Loan Mortgage Corporation REMICs ..............................
Series 4091, Class SH, 2.76% (SOFR30A+644bps), 8/15/42(c)(d) ................ 132 19
Series 4999, Class QI, 4.00%, 5/25/50(c) .................................. 64 12
Series 5067, Class GI, 4.00%, 12/25/50(c) ................................. 82 17
Federal National Mortgage Association .......................................
Series 1, Class CI, 3.00%, 11/25/50(c) .................................... 283 47
Series 2019-59, Class AI, 4.00%, 10/25/39(c) ............................... 29 4
Series 2020-83, Class EI, 4.00%, 11/25/50(c) ............................... 56 12
Series 2021-44, Class NI, 3.00%, 7/25/51(c) ................................ 108 21
Series 437, Class C11, 3.00%, 7/25/52(c) .................................. 571 101
Series 78, Class CI, 4.50%, 11/25/51(c) ................................... 60 13
Government National Mortgage Association ....................................
Series 140, Class IO, 2.50%, 8/20/51(c) ................................... 228 23
Series 146, Class QI, 3.00%, 8/20/51(c) ................................... 68 11
Series 173, Class AI, 2.50%, 10/20/51(c) .................................. 756 78
Series 2019-159, Class CI, 3.50%, 12/20/49(c) .............................. 330 53
Series 2020-9, Class SA (TSFR1M+324bps), 1/20/50(c)(d)(e) ................... 293 4
Series 2025-120, Class IC, 4.50%, 1/20/50(c) ............................... 191 43
Series 206, Class IO, 2.50%, 10/20/51(c) .................................. 237 24
Series 24, Class AI, 2.50%, 8/20/51(c) .................................... 194 19
Series 34, Class IO, 5.00%, 12/20/39(c) ................................... 297 55
Series 70, Class IO, 4.00%, 6/20/50(c) .................................... 202 41
Series 96, Class BI, 3.50%, 6/20/51(c) .................................... 78 14
683
Agency CMO Other (0.4%):
Federal Home Loan Mortgage Corporation, Series 2944, Class OH, 5.50%, 3/15/35 ....... 9 10
Federal National Mortgage Association, Series 2013-61, Class BY, 3.00%, 6/25/43 ........ 550 464
474
Agency Commercial MBS (0.0%):(f)
Government National Mortgage Association, Series 2017-21, Class IO, 0.59%, 10/16/58,
Callable 5/16/43 @ 100(b)(c) .......................................... 569 17
Commercial MBS (3.7%):
Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 7/25/37(b)(c)(e)(g) ......... 90 —
Benchmark Mortgage Trust ................................................
Series 2018-B8, Class A4, 3.96%, 1/15/52, Callable 12/15/28 @ 100 .............. 250 247
Series 2020-IG3, Class B, 3.26%, 9/15/48, Callable 4/15/30 @ 100(a)(b) ........... 200 142
Series 2022-B34, Class AM, 3.82%, 4/15/55, Callable 4/15/32 @ 100(b) ........... 100 88
BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.84%, 3/9/44(a)(b)(c) ...... 500 462
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41, Callable 12/9/29 @ 100(a)(c) ...... 400 378
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.96%, 6/10/51, Callable
6/10/28 @ 100 ..................................................... 231 227

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
COMM Mortgage Trust ..................................................
Series 2016-CR28, Class AHR, 3.65%, 2/10/49, Callable 12/10/28 @ 100 .......... $ 26 $ 26
Series 2024-WCL1, Class A, 5.51% (TSFR1M+184bps), 6/15/41(a)(c)(d) .......... 320 319
Federal Home Loan Mortgage Corporation .....................................
Series 2018-KSW4, Class B, 6.23% (SOFR30A+256bps), 10/25/28(a)(d) ........... 109 108
Series 2019-K88, Class C, 4.39%, 2/25/52, Callable 4/25/29 @ 100(a)(b) ........... 100 98
Series 2019-KF64, Class B, 6.08% (SOFR30A+241bps), 6/25/26, Callable 5/25/26 @
100(a)(d) ......................................................... 134 134
Series 2019-KF66, Class B, 6.18% (SOFR30A+251bps), 7/25/29(a)(d) ............ 107 101
FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.08%, 7/25/27(a)(b) ............. 150 148
Hilt Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.21% (TSFR1M+154bps),
5/15/37(a)(c)(d) .................................................... 200 200
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.56%, 5/10/39(a)(b)(c) ...... 100 101
ILPT Trust, Series 2019-SURF, Class A, 4.15%, 2/11/41(a)(c) ....................... 323 316
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX,
4.25%, 7/5/33(a)(c) ................................................. 250 238
JPMDB Commercial Mortgage Securities Trust .................................
Series 2018-C8, Class A4, 4.21%, 6/15/51, Callable 6/15/28 @ 100 ............... 250 248
Series 2018-C8, Class XB, 0.12%, 6/15/51, Callable 3/15/28 @ 100(b)(c) .......... 1,600 5
Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.47%, 6/15/52,
Callable 6/15/29 @ 100(a) ............................................ 194 185
Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.28%, 7/11/40(a)(b)(c) ........ 250 231
Velocity Commercial Capital Loan Trust ......................................
Series 2024-6, Class A, 5.81%, 12/25/54, Callable 9/25/33 @ 100(a)(b) ............ 128 128
Series 2025-1, Class A, 6.03%, 2/25/55, Callable 7/25/36 @ 100(a)(b) ............. 113 114
VRTX Trust ...........................................................
Series 2025-HQ, Class C, 5.92%, 8/5/42(a)(b)(c) ............................ 130 130
Series 2025-HQ, Class D, 6.60%, 8/5/42(a)(b)(c) ............................ 140 141
Wells Fargo Commercial Mortgage Trust, Series 2026-1250B, Class C, 5.59%, 3/10/41(a)(b)(c) 100 99
4,614
Private CMO Floating (0.8%):
Connecticut Avenue Securities Trust .........................................
Series 2022-R02, Class 2M2, 6.66% (SOFR30A+300bps), 1/25/42, Callable 1/25/27 @
100(a)(d) ......................................................... 82 83
Series 2024-R03, Class 2M2, 5.61% (SOFR30A+195bps), 3/25/44, Callable 3/25/29 @
100(a)(d) ......................................................... 90 90
Series 2024-R05, Class 2M2, 5.36% (SOFR30A+170bps), 7/25/44, Callable 7/25/29 @
100(a)(d) ......................................................... 96 96
Eagle RE Ltd., Series 2023-1, Class M1B, 7.61% (SOFR30A+395bps), 9/26/33, Callable
9/25/28 @ 100(a)(d) ................................................. 200 205
Federal Home Loan Mortgage Corporation, Series 2021-MN3, Class M2, 7.66%
(SOFR30A+400bps), 11/25/51, Callable 8/25/36 @ 100(a)(d) ................... 225 233
Federal Home Loan Mortgage Corporation, REMICS, Series 2024-DNA3, Class A1, 4.71%
(SOFR30A+105bps), 10/25/44, Callable 10/25/29 @ 100(a)(d) .................. 110 110
Radnor RE Ltd., Series 2023-1, Class M1A, 6.36% (SOFR30A+270bps), 7/25/33, Callable
7/25/28 @ 100(a)(d) ................................................. 22 22
Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 5.94% (TSFR1M+226bps), 10/25/48,
Callable 10/25/28 @ 100(a)(d) ......................................... 140 144
Triangle RE Ltd., Series 2023-1, Class M1A, 7.06% (SOFR30A+340bps), 11/25/33, Callable
10/25/28 @ 100(a)(d) ................................................ 70 71
1,054
Private CMO Other (3.8%):
Ajax Mortgage Loan Trust, Series 2021-A, Class A1, 1.07%, 9/25/65, Callable 4/25/26 @
100(a)(b) ......................................................... 90 81
BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61, Callable 4/25/26
@ 100(a)(b) ....................................................... 450 346
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.25%, 2/25/55, Callable 4/25/26
@ 100(a)(b) ....................................................... 100 98
CFMT LLC ...........................................................
Series 2024-HB14, Class M1, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(b) ........ 100 97
Series 2024-HB14, Class M2, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(b) ........ 100 97
CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59, Callable 11/25/45 @ 100(a)(b) .... 180 141

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61, Callable 3/25/46
@ 100(a)(b) ....................................................... $ 400 $ 348
CSMC Trust ..........................................................
Series 2021-RPL2, Class M1, 2.75%, 1/25/60, Callable 2/25/50 @ 100(a)(b) ........ 200 153
Series 2021-RPL2, Class M2, 3.25%, 1/25/60, Callable 2/25/50 @ 100(a)(b) ........ 150 112
Federal Home Loan Mortgage Corporation, Series 2018-4, Class M, 4.75%, 3/25/58, Callable
6/25/50 @ 100(a) ................................................... 339 333
GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52, Callable
11/25/47 @ 100(a)(b) ................................................ 278 229
Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 12/25/51, Callable 5/25/43 @
100(a)(b) ......................................................... 369 307
Imperial Fund Mortgage Trust ..............................................
Series 2021-NQM2, Class B1, 3.30%, 9/25/56, Callable 4/25/26 @ 100(a)(b) ........ 100 75
Series 2021-NQM2, Class M1, 2.49%, 9/25/56, Callable 4/25/26 @ 100(a)(b) ....... 100 73
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43(a) ........... 209 201
JP Morgan Mortgage Trust ................................................
Series 2019-HYB1, Class B3, 5.09%, 10/25/49, Callable 5/25/33 @ 100(a)(b) ....... 211 206
Series 2021-INV1, Class B1, 2.96%, 10/25/51, Callable 9/25/47 @ 100(a)(b) ........ 97 81
Series 2022-LTV1, Class M1, 3.51%, 7/25/52, Callable 12/25/46 @ 100(a)(b) ....... 275 191
Mello Mortgage Capital Acceptance .........................................
Series 2021-INV2, Class A15, 2.50%, 8/25/51, Callable 3/25/43 @ 100(a)(b) ........ 358 296
Series 2021-MTG2, Class B1, 2.67%, 6/25/51, Callable 4/25/48 @ 100(a)(b) ........ 263 218
MFA Trust, Series 2020-NQM1, Class A3, 3.30%, 8/25/49, Callable 4/25/26 @ 100(a)(b) ... 25 24
Onity Loan Investment Trust, Series 2024-HB2, Class M2, 5.00%, 8/25/37, Callable 8/25/27 @
100(a)(b) ......................................................... 130 128
PRMI Securitization Trust, Series 2021-1, Class B1, 2.48%, 4/25/51, Callable 6/25/46 @
100(a)(b) ......................................................... 304 249
Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.63%, 10/25/51, Callable
1/25/46 @ 100(a)(b) ................................................. 172 148
RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51, Callable 3/25/47 @ 100(a)
(b) ............................................................. 269 222
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63(a)(b) .......... 51 49
Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48, Callable 4/25/26 @
100(a)(b) ......................................................... 1 1
Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.92%, 11/30/60(a)(b) ........... 324 291
Visio Trust, Series 2019-2, Class A1, 2.72%, 11/25/54, Callable 4/25/26 @ 100(a)(b) ...... 3 3
4,798
Total Collateralized Mortgage Obligations (Cost $12,960)
a
a
a
11,640
Shares
Preferred Stocks (0.5%)
Financials (0.5%):
Bank of America Corp., Series LL, 5.00%(h) ................................... 5,104 103
Capital One Financial Corp., Series L, 4.38%(h) ................................. 1,158 19
JP Morgan Chase & Co., Series MM, 4.20%(h) .................................. 7,750 136
KeyCorp, Series G, 5.63%(h) .............................................. 2,065 43
Morgan Stanley, Series O, 4.25%(h) ......................................... 8,529 146
State Street Corp., Series G, 5.35%(h) ........................................ 1,316 28
U.S. Bancorp, Series L, 3.75%(h) ........................................... 1,251 18
Wells Fargo & Co., Series DD, 4.25%(h) ...................................... 5,192 90
583
Total Preferred Stocks (Cost $602)
a
a
a
583
Principal Amount
(000)
Senior Secured Loans (0.1%)
Financials (0.0%):(f)
LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, First Lien, 6.17%
(SOFR01M+250bps), 5/1/31(d) ......................................... $ 30 29
Industrials (0.0%):(f)
Amentum Holdings, Inc., Initial Term Loan, 5.67% (SOFR01M+200bps), 9/29/31(d) ...... 41 41

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Materials (0.1%):
Mativ Holdings, Inc. Term B Loan, 7.54% (SOFR01M+375bps), 4/20/28(d) ............. $ 45 $ 46
Total Senior Secured Loans (Cost $115)
a
a
a
116
Corporate Bonds (24.9%)
Communication Services (0.5%):
Alphabet, Inc., 5.30%, 5/15/65, Callable 11/15/64 @ 100 .......................... 110 102
Meta Platforms, Inc.
5.63%, 11/15/55, Callable 5/15/55 @ 100 .................................. 100 94
5.75%, 11/15/65, Callable 5/15/65 @ 100 .................................. 170 158
Oak-Eagle Acquireco, Inc., 7.25%, 7/1/33, Callable 7/1/29 @ 103.63(a) ................ 30 31
Omnicom Group, Inc., 5.00%, 6/2/33, Callable 4/2/33 @ 100 ....................... 250 244
629
Consumer Discretionary (1.3%):
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, 6/15/32, Callable 6/15/28 @
104.19(a) ......................................................... 25 25
Daimler Truck Finance North America LLC
4.15%, 1/12/29, Callable 12/12/28 @ 100(a) ............................... 150 148
4.65%, 10/12/30, Callable 9/12/30 @ 100(a) ............................... 150 149
Darden Restaurants, Inc., 6.30%, 10/10/33, Callable 7/10/33 @ 100 ................... 285 305
Ford Motor Co., 6.10%, 8/19/32, Callable 5/19/32 @ 100 .......................... 125 126
General Motors Financial Co., Inc., 5.75%, 2/8/31, Callable 12/8/30 @ 100 ............. 85 88
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.63%,
1/15/32, Callable 1/15/27 @ 103.31(a) .................................... 135 133
HOA RoyaltyCo LLC, 4.72%, 11/22/55, Callable 5/2/26 @ 100(a)(g)(i) ................ 195 41
Lennar Corp., 5.20%, 7/30/30, Callable 6/30/30 @ 100 ............................ 195 197
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/16/29, Callable 1/16/29 @ 100(a) 400 344
ZF North America Capital, Inc., 6.88%, 4/14/28, Callable 3/14/28 @ 100(a) ............. 150 152
1,708
Consumer Staples (1.2%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.50%, 3/31/31, Callable 11/15/27 @ 102.75(a) ............................. 70 69
5.75%, 3/31/34, Callable 11/15/28 @ 102.88(a) ............................. 185 181
Dollar Tree, Inc., 2.65%, 12/1/31, Callable 9/1/31 @ 100 ........................... 375 334
Smithfield Foods, Inc.
5.20%, 4/1/29, Callable 1/1/29 @ 100(a) .................................. 21 21
3.00%, 10/15/30, Callable 7/15/30 @ 100(a) ............................... 200 183
2.63%, 9/13/31, Callable 6/13/31 @ 100(a) ................................ 220 193
Sysco Corp., 4.40%, 7/25/31, Callable 6/25/31 @ 100 ............................. 140 136
The Procter & Gamble Co., 4.10%, 11/3/32 .................................... 350 344
1,461
Energy (2.7%):
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34, Callable 2/1/29 @
103(a) ........................................................... 35 35
Boardwalk Pipelines LP, 3.60%, 9/1/32, Callable 6/1/32 @ 100 ...................... 75 69
Chevron USA, Inc., 4.85%, 10/15/35, Callable 7/15/35 @ 100 ....................... 255 256
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/31, Callable 8/1/31 @ 100(a) ................................. 110 111
5.00%, 11/17/32, Callable 9/17/32 @ 100(a) ................................ 150 149
ConocoPhillips Co., 5.65%, 1/15/65, Callable 6/15/64 @ 100 ....................... 180 171
Enerflex, Inc., 6.88%, 1/15/31, Callable 1/15/28 @ 103.44(a) ........................ 40 41
Energy Transfer LP, 5.35%, 1/15/36, Callable 10/15/35 @ 100 ....................... 95 94
Hess Midstream Operations LP, 5.88%, 3/1/28, Callable 4/12/26 @ 102.94(a) ............ 40 40
Hilcorp Energy I LP/Hilcorp Finance Co.
6.88%, 5/15/34, Callable 5/15/29 @ 103.44(a) .............................. 195 191
7.25%, 2/15/35, Callable 2/15/30 @ 103.63(a) .............................. 80 80
Kodiak Gas Services LLC, 5.88%, 4/1/31, Callable 4/1/28 @ 102.94(a) ................ 30 30
MPLX LP
5.50%, 6/1/34, Callable 3/1/34 @ 100 .................................... 225 227
5.30%, 4/1/36, Callable 1/1/36 @ 100 .................................... 110 109

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
NGPL PipeCo LLC, 3.25%, 7/15/31, Callable 4/15/31 @ 100(a) ..................... $ 230 $ 211
Phillips 66 Co., 5.25%, 6/15/31, Callable 4/15/31 @ 100 ........................... 290 297
Shell Finance US, Inc., 4.75%, 1/6/36, Callable 10/6/35 @ 100 ...................... 300 295
The Williams Cos., Inc.
7.50%, 1/15/31 .................................................... 250 279
7.75%, 6/15/31 .................................................... 89 101
Valero Energy Corp.
5.15%, 2/15/30, Callable 1/15/30 @ 100 .................................. 35 36
6.63%, 6/15/37 .................................................... 312 342
Venture Global LNG, Inc.
9.50%, 2/1/29, Callable 11/1/28 @ 100(a) ................................. 45 49
8.38%, 6/1/31, Callable 6/1/26 @ 104.19(a) ................................ 60 62
Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34, Callable 7/15/33 @ 100(a) ....... 80 83
3,358
Financials (9.3%):
Affiliated Managers Group, Inc., 5.50%, 2/15/36, Callable 11/15/35 @ 100 .............. 450 444
Ally Financial, Inc.
6.18% (SOFR+229bps), 7/26/35, Callable 7/26/34 @ 100(d) .................... 110 110
6.65% (H15T5Y+245bps), 1/17/40, Callable 10/19/34 @ 100(d) ................. 110 106
American Honda Finance Corp.
5.05%, 7/10/31, MTN ................................................ 310 311
4.85%, 10/23/31, MTN ............................................... 255 253
5.10%, 1/8/36 ..................................................... 330 318
Avolon Holdings Funding Ltd.
5.75%, 3/1/29, Callable 2/1/29 @ 100(a) .................................. 41 42
5.38%, 5/30/30, Callable 4/30/30 @ 100(a) ................................ 25 25
Bank of America Corp., 2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100(d) .... 375 334
BMW US Capital LLC, 5.40%, 3/21/35, Callable 12/21/34 @ 100(a) .................. 360 362
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100 ..................... 185 175
Capital One Financial Corp.
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100(d) .................... 285 246
6.18% (SOFR+204bps), 1/30/36, Callable 1/30/35 @ 100(d) .................... 90 92
Citadel Securities Global Holdings LLC, 6.20%, 6/18/35, Callable 3/18/35 @ 100(a) ....... 295 302
Citigroup, Inc., 2.52% (SOFR+118bps), 11/3/32, Callable 11/3/31 @ 100(d) ............. 250 220
Citizens Financial Group, Inc.
5.84% (SOFR+201bps), 1/23/30, Callable 1/23/29 @ 100(d) .................... 120 124
5.25% (SOFR+126bps), 3/5/31, Callable 3/5/30 @ 100(d) ...................... 40 40
5.72% (SOFR+191bps), 7/23/32, Callable 7/23/31 @ 100(d) .................... 118 121
5.30% (H15T5Y+145bps), 1/29/36, Callable 1/29/31 @ 100(d) .................. 15 15
CNO Financial Group, Inc., 6.45%, 6/15/34, Callable 3/15/34 @ 100 .................. 35 36
CNO Global Funding
4.88%, 12/10/27(a) .................................................. 25 25
2.65%, 1/6/29(a) ................................................... 470 445
Farmers Exchange Capital III, 5.45% (TSFR3M+372bps), 10/15/54, Callable 10/15/34 @
100(a)(d) ......................................................... 240 217
Farmers Insurance Exchange
4.75% (US0003M+323bps), 11/1/57, Callable 11/1/37 @ 100(a)(d) ............... 340 286
7.00% (H15T10Y+386bps), 10/15/64, Callable 7/15/54 @ 100(a)(d) .............. 130 130
Fidelity National Information Services, Inc., 4.80%, 3/10/31, Callable 2/10/31 @ 100 ...... 60 59
Fifth Third Bank NA, 5.33% (SOFR+261bps), 8/25/33, Callable 8/25/32 @ 100(d) ........ 365 366
Ford Motor Credit Co. LLC
7.35%, 3/6/30, Callable 1/6/30 @ 100 .................................... 200 211
3.63%, 6/17/31, Callable 3/17/31 @ 100 .................................. 200 180
6.05%, 11/5/31, Callable 9/5/31 @ 100 ................................... 410 412
6.53%, 3/19/32, Callable 1/19/32 @ 100 .................................. 200 205
6.13%, 3/8/34, Callable 12/8/33 @ 100 ................................... 200 198
Freedom Mortgage Holdings LLC
9.13%, 5/15/31, Callable 5/15/27 @ 104.56(a) .............................. 165 168
8.38%, 4/1/32, Callable 4/1/28 @ 104.19(a) ................................ 25 25
Huntington Bancshares, Inc., 5.27% (SOFR+128bps), 1/15/31, Callable 1/15/30 @ 100(d) ... 105 107

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Hyundai Capital America, Inc.
5.30%, 1/8/30, Callable 12/8/29 @ 100(a) ................................. $ 160 $ 162
5.80%, 4/1/30, Callable 2/1/30 @ 100(a) .................................. 295 305
6.20%, 9/21/30, Callable 7/21/30 @ 100(a) ................................ 115 120
JP Morgan Chase & Co., 5.19% (SOFR+130bps), 2/5/37, Callable 2/5/36 @ 100(d) ....... 160 157
KeyCorp, 5.12% (SOFRINDX+123bps), 4/4/31, Callable 4/4/30 @ 100(d) .............. 125 126
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a) ............................... 456 500
Lincoln Financial Global Funding, 4.20%, 1/12/29(a) ............................. 55 54
Lincoln National Corp., 5.35%, 11/15/35, Callable 8/15/35 @ 100 .................... 55 54
Loews Corp., 4.94%, 4/1/36, Callable 1/1/36 @ 100 .............................. 255 250
Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29(a) ..................... 290 292
MetLife, Inc., 5.85% (H15T5Y+182bps), 3/15/56, Callable 3/15/36 @ 100(d) ............ 105 103
Morgan Stanley
5.95% (H15T5Y+243bps), 1/19/38, Callable 1/19/33 @ 100(d) .................. 60 61
5.94% (H15T5Y+180bps), 2/7/39, Callable 2/7/34 @ 100(d) .................... 165 169
MSCI, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 ............................... 70 69
Mutual of Omaha Cos. Global Funding
5.00%, 4/1/30(a) ................................................... 145 146
4.55%, 1/13/31(a) .................................................. 295 291
Northern Trust Corp., 5.12% (H15T5Y+105bps), 11/19/40, Callable 11/19/35 @ 100(d) .... 85 83
Old National Bancorp, 5.77% (TSFR3M+220bps), 2/15/36, Callable 2/15/31 @ 100(d) ..... 25 25
OneMain Finance Corp., 4.00%, 9/15/30, Callable 5/2/26 @ 102 ..................... 404 365
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100 .......................... 86 77
Rocket Cos., Inc., 6.50%, 8/1/29, Callable 8/1/26 @ 103.25(a) ....................... 125 126
Santander Holdings USA, Inc.
6.12% (SOFR+123bps), 5/31/27, Callable 5/31/26 @ 100(d) .................... 55 55
2.49% (SOFR+125bps), 1/6/28, Callable 1/6/27 @ 100(d) ...................... 210 206
Starwood Property Trust, Inc., 5.75%, 1/15/31, Callable 7/15/30 @ 100(a) .............. 55 54
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(a) ............. 26 29
The Goldman Sachs Group, Inc., 2.65% (SOFR+126bps), 10/21/32, Callable 10/21/31 @
100(d) ........................................................... 235 209
The PNC Financial Services Group, Inc., 5.42% (H15T5Y+117bps), 1/25/41, Callable 1/25/36
@ 100(d) ......................................................... 65 64
Toyota Motor Credit Corp., 4.60%, 3/11/33 .................................... 170 167
Truist Financial Corp., 4.60% (SOFR+97bps), 1/27/32, Callable 1/27/31 @ 100(d) ........ 110 109
U.S. Bancorp, 2.49% (H15T5Y+95bps), 11/3/36, Callable 11/3/31 @ 100(d) ............ 595 514
Velocity Vehicle Group LLC, 8.00%, 6/1/29, Callable 6/1/26 @ 104(a) ................. 30 28
Wells Fargo & Co., 5.24% (SOFR+111bps), 1/24/31, Callable 1/24/30 @ 100(d) .......... 95 97
11,777
Health Care (1.3%):
Abbott Laboratories, 4.30%, 3/15/33, Callable 1/15/33 @ 100 ....................... 200 196
Baxter International, Inc., 4.90%, 12/15/30, Callable 11/15/30 @ 100 .................. 35 34
CVS Health Corp.
5.25%, 1/30/31, Callable 11/30/30 @ 100 .................................. 35 36
5.25%, 2/21/33, Callable 11/21/32 @ 100 .................................. 260 263
DENTSPLY SIRONA, Inc., 8.38% (H15T5Y+438bps), 9/12/55, Callable 6/12/30 @ 100(d) . 234 228
Elevance Health, Inc., 5.38%, 6/15/34, Callable 3/15/34 @ 100 ...................... 65 66
Eli Lilly & Co., 5.55%, 10/15/55, Callable 4/15/55 @ 100 .......................... 70 69
GE Healthcare Technologies, Inc., 5.50%, 6/15/35, Callable 3/15/35 @ 100 ............. 100 102
HCA, Inc., 5.50%, 3/1/32, Callable 1/1/32 @ 100 ................................ 165 169
Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29, Callable 5/15/29 @
100(a) ........................................................... 75 76
Humana, Inc., 5.38%, 4/15/31, Callable 2/15/31 @ 100 ............................ 75 76
Novartis Capital Corp.
4.60%, 3/18/33, Callable 1/18/33 @ 100 .................................. 100 100
5.70%, 3/18/56, Callable 9/18/55 @ 100 .................................. 65 65
Zoetis, Inc., 5.00%, 8/17/35, Callable 5/17/35 @ 100 ............................. 165 164
1,644
Industrials (1.9%):
AECOM, 6.00%, 8/1/33, Callable 8/1/28 @ 103(a) ............................... 205 205
American Airlines Pass Through Trust, 3.95%, 7/11/30 ............................ 31 29
Cummins, Inc., 5.30%, 5/9/35, Callable 2/9/35 @ 100 ............................. 420 428

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... $ 78 $ 78
GE Vernova, Inc., 4.88%, 2/4/36, Callable 11/4/35 @ 100 .......................... 105 104
Honeywell Aerospace, Inc.
4.60%, 3/16/33, Callable 1/16/33 @ 100(a) ................................ 60 59
4.95%, 3/16/36, Callable 12/16/35 @ 100(a) ............................... 125 124
JetBlue Pass Through Trust
2.75%, 5/15/32 .................................................... 117 103
4.00%, 11/15/32 .................................................... 41 39
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/1/54 ........ 163 154
Kennametal, Inc., 2.80%, 3/1/31, Callable 12/1/30 @ 100 .......................... 125 113
Komatsu Finance America, Inc., 4.20%, 9/18/30, Callable 8/18/30 @ 100(a) ............. 200 197
Regal Rexnord Corp., 6.30%, 2/15/30, Callable 12/15/29 @ 100 ..................... 125 131
Textron, Inc., 5.50%, 5/15/35, Callable 2/15/35 @ 100 ............................ 205 209
Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31, Callable 12/15/30 @ 100(a) ......... 35 36
United Airlines Holdings, Inc.
4.88%, 3/1/29, Callable 12/1/28 @ 100 ................................... 175 171
5.38%, 3/1/31, Callable 9/1/30 @ 100 .................................... 40 39
United Airlines Pass Through Trust, 5.45%, 2/15/37 .............................. 94 96
Verisk Analytics, Inc.
4.45%, 3/15/31, Callable 2/15/31 @ 100 .................................. 45 44
5.25%, 3/15/35, Callable 12/15/34 @ 100 ................................. 70 69
2,428
Information Technology (2.1%):
Broadcom, Inc.
5.05%, 7/12/29, Callable 6/12/29 @ 100 .................................. 105 107
4.60%, 7/15/30, Callable 6/15/30 @ 100 .................................. 136 137
4.15%, 4/15/32, Callable 1/15/32 @ 100(a) ................................ 130 126
4.30%, 11/15/32, Callable 8/15/32 @ 100 .................................. 100 97
3.14%, 11/15/35, Callable 8/15/35 @ 100(a) ................................ 35 30
3.19%, 11/15/36, Callable 8/15/36 @ 100(a) ................................ 475 397
CoreWeave, Inc., 9.00%, 2/1/31, Callable 2/1/28 @ 104.5(a) ........................ 210 200
ERP Operating LP, 4.95%, 6/15/32, Callable 4/15/32 @ 100 ........................ 70 70
ESC Gab, 8/20/51(e)(g) .................................................. 200 —
Micron Technology, Inc., 5.80%, 1/15/35, Callable 10/15/34 @ 100 ................... 245 261
Oracle Corp.
5.95%, 9/26/55, Callable 3/26/55 @ 100 .................................. 235 198
6.70%, 2/4/56, Callable 8/4/55 @ 100 .................................... 270 250
6.85%, 2/4/66, Callable 8/4/65 @ 100 .................................... 155 142
Qnity Electronics, Inc.
5.75%, 8/15/32, Callable 8/15/28 @ 102.88(a) .............................. 70 70
6.25%, 8/15/33, Callable 8/15/28 @ 103.13(a) .............................. 70 71
Roper Technologies, Inc.
4.75%, 2/15/32, Callable 12/15/31 @ 100 ................................. 110 109
4.90%, 10/15/34, Callable 7/15/34 @ 100 ................................. 180 174
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100 ..................... 313 279
2,718
Materials (0.9%):
AngloGold Ashanti Holdings PLC, 3.75%, 10/1/30, Callable 7/1/30 @ 100 .............. 335 324
Celanese US Holdings LLC, 7.20%, 11/15/33, Callable 8/15/33 @ 100 ................. 225 240
Cleveland Cliffs, Inc.
7.00%, 3/15/32, Callable 3/15/27 @ 103.5(a) ............................... 90 87
7.63%, 1/15/34, Callable 1/15/29 @ 103.81(a) .............................. 140 137
Commercial Metals Co., 6.00%, 12/15/35, Callable 12/15/30 @ 103(a) ................ 70 69
Methanex US Operations, Inc., 6.25%, 3/15/32, Callable 9/15/31 @ 100(a) .............. 198 203
Novelis Corp., 6.38%, 8/15/33, Callable 8/15/28 @ 103.19(a) ....................... 76 74
1,134
Real Estate (1.1%):
Americold Realty Operating Partnership LP, 5.60%, 5/15/32, Callable 3/15/32 @ 100 ...... 55 54
CBRE Services, Inc., 4.90%, 1/15/33, Callable 11/15/32 @ 100 ...................... 40 40
COPT Defense Properties LP, 4.50%, 10/15/30, Callable 9/15/30 @ 100 ................ 50 49
Cousins Properties LP, 4.88%, 3/1/33, Callable 1/1/33 @ 100 ....................... 100 96
Healthcare Realty Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100 .............. 255 240

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Highwoods Realty LP
4.13%, 3/15/28, Callable 12/15/27 @ 100 ................................. $ 41 $ 40
3.05%, 2/15/30, Callable 11/15/29 @ 100 .................................. 15 14
2.60%, 2/1/31, Callable 11/1/30 @ 100 ................................... 47 42
5.35%, 1/15/33, Callable 11/15/32 @ 100 .................................. 30 29
Invitation Homes Operating Partnership LP, 4.95%, 1/15/33, Callable 11/15/32 @ 100 ..... 105 103
LXP Industrial Trust
2.70%, 9/15/30, Callable 6/15/30 @ 100 .................................. 165 150
2.38%, 10/1/31, Callable 7/1/31 @ 100 ................................... 285 247
UDR, Inc., 4.40%, 1/26/29, Callable 10/26/28 @ 100 ............................. 180 180
Ventas Realty LP, 5.10%, 7/15/32, Callable 5/15/32 @ 100 ......................... 115 116
Vornado Realty LP, 5.75%, 2/1/33, Callable 12/1/32 @ 100 ......................... 35 34
1,434
Utilities (2.6%):
Alta Wind Holdings LLC, 7.00%, 6/30/35(a) ................................... 35 33
American Electric Power Co., Inc.
5.80% (H15T5Y+213bps), 3/15/56, Callable 12/15/30 @ 100(d) ................. 190 188
6.05% (H15T5Y+194bps), 3/15/56, Callable 12/15/35 @ 100(d) ................. 85 84
Basin Electric Power Cooperative, 5.85%, 10/15/55, Callable 4/15/55 @ 100(a) .......... 110 107
Entergy Louisiana LLC, 5.35%, 3/15/34, Callable 12/15/33 @ 100 .................... 325 334
Entergy Texas, Inc., 5.25%, 4/15/35, Callable 1/15/35 @ 100 ........................ 55 55
Essential Utilities, Inc., 5.13%, 3/15/36, Callable 12/15/35 @ 100 .................... 70 69
Eversource Energy
6.10% (H15T5Y+252bps), 8/15/56, Callable 5/15/31 @ 100(d) .................. 55 54
6.35% (H15T5Y+233bps), 8/15/56, Callable 5/15/36 @ 100(d) .................. 30 30
ITC Holdings Corp., 5.65%, 5/9/34, Callable 2/9/34 @ 100(a) ....................... 160 164
Kentucky Utilities Co., 5.85%, 8/15/55, Callable 2/15/55 @ 100 ..................... 70 70
KeySpan Gas East Corp., 5.99%, 3/6/33, Callable 12/6/32 @ 100(a) ................... 380 397
Monongahela Power Co., 5.85%, 2/15/34, Callable 11/15/33 @ 100(a) ................. 130 136
Public Service Co. of Colorado, 5.15%, 9/15/35, Callable 3/15/35 @ 100 ............... 300 299
Public Service Enterprise Group, Inc., 5.40%, 3/15/35, Callable 12/15/34 @ 100 .......... 70 71
Puget Energy, Inc.
4.10%, 6/15/30, Callable 3/15/30 @ 100 .................................. 220 213
4.22%, 3/15/32, Callable 12/15/31 @ 100 ................................. 55 52
San Diego Gas & Electric Co., 5.20%, 3/15/36, Callable 12/15/35 @ 100 ............... 50 50
Sempra
6.55% (H15T5Y+214bps), 4/1/55, Callable 1/1/35 @ 100(d) .................... 290 289
6.38% (H15T5Y+263bps), 4/1/56, Callable 1/1/31 @ 100(d) .................... 65 65
Southern California Edison Co., 5.45%, 6/1/31, Callable 4/1/31 @ 100 ................. 80 82
Spire, Inc., 6.45% (H15T5Y+233bps), 6/1/56, Callable 3/1/36 @ 100(d) ............... 50 50
Talen Energy Supply LLC
6.25%, 2/1/34, Callable 10/15/28 @ 103.13(a) .............................. 110 109
6.50%, 2/1/36, Callable 10/15/30 @ 103.25(a) .............................. 110 111
Vistra Operations Co. LLC
4.60%, 10/15/30, Callable 9/15/30 @ 100(a) ............................... 90 88
4.70%, 1/31/31, Callable 12/31/30 @ 100(a) ............................... 30 30
5.35%, 1/31/36, Callable 10/31/35 @ 100(a) ............................... 40 39
WEC Energy Group, Inc., 5.63% (H15T5Y+191bps), 5/15/56, Callable 2/15/31 @ 100(d) ... 35 34
3,303
Total Corporate Bonds (Cost $32,378)
a
a
a
31,594
Yankee Dollars (12.2%)
Communication Services (0.1%):
Orange SA, 5.00%, 1/13/36, Callable 10/13/35 @ 100(a) ........................... 205 201
Consumer Discretionary (0.1%):
CRH SMW Finance DAC, 5.13%, 1/9/30, Callable 12/9/29 @ 100 .................... 200 204
Consumer Staples (0.5%):
Imperial Brands Finance PLC, 5.50%, 2/1/30, Callable 1/1/30 @ 100(a) ................ 455 467

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 2/2/29, Callable 12/2/28 @ 100 ................................... $ 120 $ 115
3.00%, 5/15/32, Callable 2/15/32 @ 100 .................................. 57 50
632
Energy (0.9%):
Aker BP ASA, 5.25%, 10/30/35, Callable 7/30/35 @ 100(a) ........................ 200 195
Enbridge, Inc.
5.55%, 6/20/35, Callable 3/20/35 @ 100 .................................. 190 194
7.20% (H15T5Y+297bps), 6/27/54, Callable 3/27/34 @ 100(d) .................. 105 110
7.38% (H15T5Y+312bps), 3/15/55, Callable 12/15/29 @ 100(d) ................. 105 110
8.50% (H15T5Y+443bps), 1/15/84, Callable 10/15/33 @ 100(d) ................. 160 180
Nakilat, Inc., 6.27%, 12/31/33(a) ............................................ 130 129
South Bow Canadian Infrastructure Holdings Ltd.
7.50% (H15T5Y+367bps), 3/1/55, Callable 12/1/34 @ 100(d) ................... 70 73
7.63% (H15T5Y+395bps), 3/1/55, Callable 12/1/29 @ 100(d) ................... 117 120
1,111
Financials (7.8%):
ABN AMRO Bank NV, 3.32% (H15T5Y+190bps), 3/13/37, Callable 12/13/31 @ 100(a)(d) .. 200 178
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32, Callable 10/30/31
@ 100 ........................................................... 765 695
African Development Bank, 5.88% (H15T5Y+165bps), Callable 5/7/35 @ 100(d)(h) ...... 400 390
Allianz SE, 6.55% (H15T5Y+232bps), Callable 10/30/33 @ 100(a)(d)(h) ............... 400 401
Australia & New Zealand Banking Group Ltd., 5.73% (H15T5Y+162bps), 9/18/34, Callable
9/18/29 @ 100(a)(d) ................................................. 270 277
Avolon Holdings Funding Ltd.
6.38%, 5/4/28, Callable 4/4/28 @ 100(a) .................................. 330 340
4.70%, 1/30/31, Callable 12/30/30 @ 100(a) ............................... 40 39
Banco Santander SA, 3.23% (H15T1Y+160bps), 11/22/32, Callable 8/22/31 @ 100(d) ..... 600 539
Banque Federative du Credit Mutuel SA, 4.54%, 1/15/31(a) ........................ 200 197
Banque Ouest Africaine de Developpement, 4.70%, 10/22/31, Callable 7/22/31 @ 100(a) ... 230 211
BNP Paribas SA
6.88% (H15T5Y+285bps), Callable 12/15/33 @ 100(a)(d)(h) ................... 200 193
7.45% (H15T5Y+313bps), Callable 6/27/35 @ 100(a)(d)(h) .................... 295 296
2.16% (SOFR+122bps), 9/15/29, Callable 9/15/28 @ 100(a)(d) .................. 255 240
BPCE SA, 4.88%, 4/1/26(a) ............................................... 200 200
Canadian Imperial Bank of Commerce, 4.63% (SOFR+134bps), 9/11/30, Callable 9/11/29 @
100(d) ........................................................... 230 230
Credit Agricole SA, 5.26% (SOFR+143bps), 1/12/37, Callable 1/12/36 @ 100(a)(d) ....... 305 298
Deutsche Bank AG, 4.47% (SOFR+110bps), 12/10/31, Callable 12/10/30 @ 100(d) ....... 150 147
HSBC Holdings PLC
2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(d) .................... 355 336
5.29% (SOFR+129bps), 11/19/30, Callable 11/19/29 @ 100(d) .................. 205 209
2.87% (SOFR+141bps), 11/22/32, Callable 11/22/31 @ 100(d) .................. 375 336
5.74% (SOFR+196bps), 9/10/36, Callable 9/10/35 @ 100(d) .................... 200 200
5.28% (SOFR+155bps), 3/10/37, Callable 3/10/36 @ 100(d) .................... 200 196
Manulife Financial Corp., 4.99%, 12/11/35, Callable 9/11/35 @ 100 .................. 120 117
Meiji Yasuda Life Insurance Co., 6.10% (H15T5Y+291bps), 6/11/55, Callable 6/11/35 @
100(a)(d) ......................................................... 450 450
Nationwide Building Society, 5.13%, 7/29/29(a) ................................. 320 325
NatWest Group PLC, 6.48% (H15T5Y+220bps), 6/1/34, Callable 3/1/29 @ 100(d) ........ 200 208
Nippon Life Insurance Co., 2.90% (H15T5Y+260bps), 9/16/51, Callable 9/16/31 @ 100(a)(d) 355 311
Societe Generale SA, 6.10% (H15T1Y+160bps), 4/13/33, Callable 4/13/32 @ 100(a)(d) .... 375 390
Sumitomo Life Insurance Co., 5.88% (H15T5Y+265bps), 9/10/55, Callable 9/10/35 @ 100(a)
(d) ............................................................. 420 411
Sumitomo Mitsui Financial Group, Inc.
4.49% (SOFR+102bps), 1/15/32, Callable 1/15/31 @ 100(d) .................... 200 197
5.33% (H15T5Y+130bps), 3/3/41, Callable 3/3/36 @ 100(d) .................... 150 145
The Bank of Nova Scotia, 4.81% (SOFR+105bps), 2/2/34, Callable 2/2/33 @ 100(d) ....... 155 153
UBS Group AG
2.75% (H15T1Y+110bps), 2/11/33, Callable 2/11/32 @ 100(a)(d) ................ 415 367
6.30% (H15T1Y+200bps), 9/22/34, Callable 9/22/33 @ 100(a)(d) ................ 200 213

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
UniCredit SpA
7.30% (USISOA05+491bps), 4/2/34, Callable 4/2/29 @ 100(a)(d) ................ $ 200 $ 210
5.46% (H15T5Y+475bps), 6/30/35, Callable 6/30/30 @ 100(a)(d) ................ 240 240
9,885
Health Care (0.1%):
Teva Pharmaceutical Finance Netherlands III BV, 5.13%, 5/9/29, Callable 2/9/29 @ 100 .... 200 199
Industrials (0.8%):
Air Canada Pass Through Trust, 3.30%, 1/15/30(a) ............................... 163 156
Danaos Corp., 6.88%, 10/15/32, Callable 10/15/28 @ 103.44(a) ...................... 130 132
Element Fleet Management Corp.
5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ................................ 75 76
5.04%, 3/25/30, Callable 2/25/30 @ 100(a) ................................ 275 277
4.64%, 11/24/30, Callable 10/24/30 @ 100(a) ............................... 90 89
Transurban Finance Co. Pty Ltd., 4.92%, 3/24/36, Callable 12/24/35 @ 100(a) ........... 147 144
Waste Connections, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 ...................... 145 148
1,022
Information Technology (0.1%):
Flex Ltd., 5.38%, 11/13/35, Callable 8/13/35 @ 100 .............................. 85 84
Materials (0.4%):
Corp Nacional del Cobre de Chile, 6.78%, 1/13/55, Callable 7/13/54 @ 100(a) ........... 200 212
First Quantum Minerals Ltd., 8.63%, 6/1/31, Callable 6/1/26 @ 104.31(a) .............. 265 275
487
Sovereign Bond (1.1%):
Kuwait International Government Bond, 4.65%, 10/9/35(a) ......................... 300 288
Mexico Government International Bond
5.63%, 2/9/34, Callable 12/9/33 @ 100 ................................... 200 196
6.88%, 5/13/37, Callable 2/13/37 @ 100 .................................. 200 209
Peruvian Government International Bond, 5.50%, 3/30/36, Callable 12/30/35 @ 100 ....... 320 319
Saudi Government International Bond, 4.13%, 1/12/29(a) .......................... 345 340
1,352
Utilities (0.3%):
Algonquin Power & Utilities Corp., 5.37%, 6/15/26(j) ............................. 40 40
Enel Finance International NV, 5.00%, 9/30/35, Callable 6/30/35 @ 100(a) .............. 320 310
350
Total Yankee Dollars (Cost $15,730)
a
a
a
15,527
U.S. Government Agency Mortgages (29.0%)
Federal Home Loan Mortgage Corporation
6.50%, 1/1/29 - 9/1/55 ............................................... 1,583 1,647
3.50%, 7/1/29 - 3/1/48 ............................................... 407 383
3.00%, 10/1/29 - 9/1/52 .............................................. 354 321
7.00%, 2/1/31 - 8/1/54 ............................................... 137 144
7.50%, 8/1/31 ..................................................... —(k) –(k)
6.00%, 11/1/32 - 9/1/55 .............................................. 1,340 1,377
5.00%, 5/1/40 - 3/1/44 ............................................... 11 10
5.50%, 6/1/41 - 7/1/53 ............................................... 464 471
1.50%, 3/1/42 ..................................................... 1,100 918
4.00%, 10/1/42 - 6/1/50 .............................................. 121 118
2.50%, 1/1/51 - 5/1/52 ............................................... 987 843
6,232
Federal National Mortgage Association
3.00%, 3/1/29 - 2/1/57 ............................................... 885 791
6.00%, 9/1/29 - 8/1/54 ............................................... 1,496 1,540
7.00%, 11/1/29 - 1/1/32 .............................................. 1 1
2.50%, 7/1/30 - 4/1/52 ............................................... 4,162 3,584
8.00%, 10/1/30 .................................................... 1 1
7.50%, 2/1/31 ..................................................... —(k) –(k)
5.00%, 5/1/31 - 4/1/53 ............................................... 292 291
6.50%, 2/1/32 - 7/1/55 ............................................... 1,104 1,152

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
5.50%, 9/1/33 - 7/1/53 ............................................... $ 1,385 $ 1,404
4.00%, 10/1/40 - 10/1/52 ............................................. 769 734
3.50%, 10/1/41 - 8/1/58 .............................................. 773 719
2.00%, 12/1/41 - 11/1/51 .............................................. 801 684
4.50%, 9/1/43 - 9/1/52 ............................................... 454 444
11,345
Federal National Mortgage Association, TBA
1.50%, 4/25/41 .................................................... 200 180
2.00%, 4/25/41 .................................................... 200 184
2.50%, 4/25/41 .................................................... 100 94
5.00%, 4/25/41 .................................................... 1,000 1,007
5.50%, 4/25/41 - 4/25/56 ............................................. 3,500 3,540
3.50%, 4/25/49 .................................................... 2,600 2,383
3.00%, 4/25/52 .................................................... 1,300 1,142
2.00%, 4/25/56 .................................................... 100 81
4.00%, 4/25/56 .................................................... 900 849
4.50%, 4/25/56 .................................................... 1,400 1,351
5.00%, 4/25/56 .................................................... 2,400 2,367
13,178
Government National Mortgage Association
7.00%, 5/20/26 - 8/15/31 ............................................. 4 4
7.50%, 8/20/27 - 10/15/29 ............................................. 1 1
6.00%, 4/15/28 - 4/20/55 ............................................. 674 686
6.50%, 6/15/28 - 12/15/32 ............................................. 22 20
5.50%, 3/15/33 - 9/20/52 ............................................. 83 84
4.50%, 5/15/39 - 2/20/48 ............................................. 219 218
4.00%, 8/20/39 - 4/20/48 ............................................. 368 350
3.50%, 11/15/41 - 11/20/46 ............................................ 240 227
5.00%, 9/20/47 .................................................... 95 96
2.00%, 7/20/51 .................................................... 264 218
3.00%, 6/20/52 .................................................... 257 230
2.50%, 9/20/54 .................................................... 350 302
2,436
Government National Mortgage Association, TBA
4.50%, 4/20/46 .................................................... 300 290
2.00%, 4/20/56 .................................................... 500 413
2.50%, 4/20/56 .................................................... 500 430
3.00%, 4/20/56 .................................................... 400 357
3.50%, 4/20/56 .................................................... 200 183
5.00%, 4/20/56 .................................................... 600 594
5.50%, 4/20/56 .................................................... 700 704
6.50%, 4/20/56 .................................................... 600 624
3,595
Total U.S. Government Agency Mortgages (Cost $37,265)
a
a
a
36,786
U.S. Treasury Obligations (20.4%)
U.S. Treasury Bills
1.81%, 4/2/26(l) .................................................... 7,706 7,705
3.10%, 4/7/26(l) .................................................... 1,800 1,799
3.46%, 4/21/26(l) ................................................... 1,105 1,103
U.S. Treasury Bonds
4.63%, 11/15/45 .................................................... 1,103 1,063
2.25%, 2/15/52 .................................................... 1,297 782
4.75%, 2/15/56 .................................................... 2,200 2,146
U.S. Treasury Inflation Indexed Bonds, 1.88%, 7/15/35 ............................ 1,257 1,251
U.S. Treasury Notes
3.88%, 7/31/27 .................................................... 2,000 2,001
3.50%, 1/31/28 .................................................... 668 664
4.00%, 1/31/31 .................................................... 4,795 4,804
3.88%, 12/31/32 .................................................... 215 211
4.00%, 11/15/35 .................................................... 163 159

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
4.13%, 2/15/36 .................................................... $ 2,220 $ 2,185
Total U.S. Treasury Obligations (Cost $26,286)
a
a
a
25,873
Shares
Affiliated Mutual Funds (4.3%)
Victory Pioneer CAT Bond Fund ............................................ 57,939 646
Victory Pioneer ILS Interval Fund ........................................... 473,646 4,850
Total Affiliated Mutual Funds (Cost $5,227)
a
a
a
5,496
Total Investments (Cost $142,918) — 110.3% 139,925
Liabilities in excess of other assets —  (10.3)% (13,165)
NET ASSETS - 100.00% $ 126,760
At March 31, 2026, the Fund's investments in foreign securities were 13.5% of net assets.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was
$39,602 (thousands) and amounted to 31.2% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2026.
(c) Security is interest only.
(d) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2026.
(e) Zero-coupon bond.
(f) Amount represents less than 0.05% of net assets.
(g) Security was fair valued using significant unobservable inputs as of March 31, 2026.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) Currently the issuer is in default with respect to interest and/or principal payments.
(j) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(k) Rounds to less than $1 thousand.
(l) Rate represents the effective yield at March 31, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
FREMF
—
Freddie Mac Multifamily Fixed-Rate Mortgage Loans
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
PRIME
—
US Prime rate, rate disclosed as of March 31, 2026.
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of March 31, 2026.
SOFR01M
—
1 Month SOFR, rate disclosed as of March 31, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of March 31, 2026.
TBA
—
To Be Announced Securities
TSFR1M
—
1 Month Term SOFR, rate disclosed as of March 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of March 31, 2026.
US0003M
—
3 Month US Dollar London Interbank Offered Rate, rate disclosed as of March 31, 2026, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of March 31, 2026.

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
TBA Sales Commitments
Security Description
Principal Amount
(000)
Value
(000)
TBA Sales Commitments - (4.40%)
Collateralized Mortgage Obligations —  (4.40%)
Federal National Mortgage Association, TBA
2.50% , 4/25/56 .................................................... (1,200) $ (1,009)
6.00% , 4/25/56 .................................................... (2,000) (2,038)
6.50% , 4/25/56 .................................................... (2,400) (2,483)
Government National Mortgage Association, TBA
4.00% , 4/20/56 .................................................... (100) (94)
Total TBA Sales Commitments (Proceeds  $5,652) $(5,624)
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
2-Year U.S. Treasury Note Futures ....... 52 6/30/26 $ 10,862 $ 10,787 $ (75)
30-Year U.S. Treasury Bond Futures ..... 11 6/18/26 1,261 1,253 (8)
5-Year U.S. Treasury Note Futures ....... 73 6/30/26 7,944 7,897 (47)
Ultra Long Term U.S. Treasury Bond Futures 61 6/18/26 7,341 7,110 (231)
$ (361)
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 21 6/18/26 $ 2,372 $ 2,332 $ 40
U.S. 10-Year Ultra Futures ............ 2 6/18/26 229 227 2
$ 42
Total unrealized appreciation $ 42
Total unrealized depreciation (361)
Total net unrealized appreciation (depreciation) $ (319)
Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)
Underlying Instruments
Fixed Deal
Pay Rate
Maturity
Date
Payment
Frequency
Notional
Amount
(000)(b) Value (000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Markit CDX North America High Yield Index
Series 45 ........................... 5.00% 12/20/30 Quarterly $ 3,366 $ (183) $ (235) $ 52
$ (183) $ (235) $ 52
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either
(i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
12/31/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
3/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory Pioneer CAT Bond
Fund, Class R6 ......... $ 638 $ — $ — $ — $ 8 $ 646 57,939 $ — $ —
Victory Pioneer ILS Interval
Fund ................ 4,575 — — — 275 4,850 473,646 — —
$ 5,213 $ — $ — $ — $ 283 $ 5,496 531,585 $ — $ —

Schedule of Portfolio Investments
March 31, 2026
Victory Variable Insurance Funds II
Victory Pioneer Equity Income VCT Portfolio
16
(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (98.0%)
Communication Services (6.7%):
Comcast Corp., Class A .................................................. 71,891 $ 2,064
The Walt Disney Co. .................................................... 18,464 1,779
Verizon Communications, Inc. .............................................. 19,420 975
Versant Media Group, Inc. ................................................ 2,205 82
4,900
Consumer Discretionary (6.8%):
Ford Motor Co. ........................................................ 125,489 1,448
Lowe's Cos., Inc. ....................................................... 7,055 1,667
NIKE, Inc., Class B ..................................................... 9,237 488
The TJX Cos., Inc. ...................................................... 8,629 1,378
4,981
Consumer Staples (8.1%):
John B Sanfilippo & Son, Inc. .............................................. 5,870 466
Molson Coors Beverage Co., Class B ......................................... 17,516 754
Mondelez International, Inc., Class A ......................................... 12,279 708
PepsiCo, Inc. .......................................................... 5,929 921
Target Corp. .......................................................... 10,548 1,278
The Hershey Co. ....................................................... 4,529 942
The Kraft Heinz Co. ..................................................... 38,289 861
5,930
Energy (12.2%):
ConocoPhillips Co. ..................................................... 19,665 2,596
Coterra Energy, Inc. ..................................................... 53,583 1,883
Expand Energy Corp. .................................................... 3,335 366
Exxon Mobil Corp. ..................................................... 22,687 3,849
Phillips 66 Co. ......................................................... 1,373 250
8,944
Financials (21.8%):
American International Group, Inc. .......................................... 17,554 1,321
Bank of America Corp. ................................................... 52,065 2,538
JPMorgan Chase & Co. .................................................. 8,999 2,647
Morgan Stanley ........................................................ 11,989 1,973
Northern Trust Corp. .................................................... 15,531 2,168
State Street Corp. ....................................................... 16,819 2,129
Truist Financial Corp. .................................................... 31,422 1,444
Wells Fargo & Co. ...................................................... 22,586 1,798
16,018
Health Care (12.7%):
AbbVie, Inc. .......................................................... 1,761 383
Bristol-Myers Squibb Co. ................................................. 27,003 1,638
Johnson & Johnson ..................................................... 9,446 2,309
Labcorp Holdings, Inc. ................................................... 1,378 368
Medtronic PLC ........................................................ 19,691 1,706
Sanofi SA, ADR ........................................................ 37,619 1,813
Zimmer Biomet Holdings, Inc. ............................................. 11,848 1,071
9,288
Industrials (13.0%):
3M Co. .............................................................. 12,564 1,825
Carrier Global Corp. ..................................................... 8,330 469
Deere & Co. .......................................................... 1,422 801
Honeywell International, Inc. .............................................. 9,236 2,088
Owens Corning ........................................................ 6,461 699
Rockwell Automation, Inc. ................................................ 1,674 601
Union Pacific Corp. ..................................................... 3,843 932
United Parcel Service, Inc., Class B .......................................... 21,931 2,157
9,572
Information Technology (9.8%):
Accenture PLC, Class A .................................................. 3,592 712

Victory Variable Insurance Funds II
Victory Pioneer Equity Income VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Cisco Systems, Inc. ..................................................... 29,921 $ 2,322
HP, Inc. .............................................................. 21,034 404
International Business Machines Corp. ........................................ 5,531 1,341
NetApp, Inc. .......................................................... 5,028 515
QUALCOMM, Inc. ..................................................... 5,175 666
Texas Instruments, Inc. ................................................... 6,223 1,208
7,168
Materials (2.2%):
LyondellBasell Industries NV, Class A ........................................ 13,663 1,101
PPG Industries, Inc. ..................................................... 4,524 483
1,584
Real Estate (0.5%):
AvalonBay Communities, Inc. .............................................. 2,210 361
Utilities (4.2%):
CMS Energy Corp. ...................................................... 21,048 1,633
Duke Energy Corp. ...................................................... 11,123 1,456
3,089
Total Common Stocks (Cost $56,405)
a
a
a
71,835
Principal Amount
(000)
U.S. Treasury Obligations (1.1%)
U.S. Treasury Bills, 3.46%, 4/21/26(a) ........................................ $ 800 798
Total U.S. Treasury Obligations (Cost $798)
a
a
a
798
Total Investments (Cost $57,203) — 99.1% 72,633
Other assets in excess of liabilities —  0.9% 666
NET ASSETS - 100.00% $ 73,299
At March 31, 2026, the Fund's investments in foreign securities were 5.8% of net assets.
(a) Rate represents the effective yield at March 31, 2026.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2026
Victory Variable Insurance Funds II
Victory Pioneer Fund VCT Portfolio
18
(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.3%)
Communication Services (8.0%):
Alphabet, Inc., Class A ................................................... 35,792 $ 10,292
Meta Platforms, Inc., Class A .............................................. 5,077 2,905
13,197
Communications Equipment (1.4%):
Cisco Systems, Inc. ..................................................... 29,418 2,283
Consumer Discretionary (5.3%):
Amazon.com, Inc.(a) .................................................... 34,171 7,117
The Home Depot, Inc. ................................................... 4,921 1,618
8,735
Consumer Staples (3.2%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 53,761 5,291
Electronic Equipment, Instruments & Components (0.3%):
Corning, Inc. .......................................................... 3,326 452
Energy (4.0%):
Cameco Corp. ......................................................... 14,830 1,611
Cheniere Energy, Inc. .................................................... 10,884 3,089
The Williams Cos., Inc. .................................................. 26,633 1,938
6,638
Financials (9.8%):
Apollo Global Management, Inc. ............................................ 15,059 1,678
CME Group, Inc., Class A ................................................. 6,319 1,866
The Goldman Sachs Group, Inc. ............................................ 2,711 2,293
Truist Financial Corp. .................................................... 126,575 5,819
Visa, Inc., Class A ...................................................... 14,985 4,529
16,185
Health Care (6.6%):
Eli Lilly & Co. ......................................................... 3,552 3,267
Labcorp Holdings, Inc. ................................................... 18,944 5,054
Vertex Pharmaceuticals, Inc.(a) ............................................. 5,891 2,631
10,952
Industrials (14.7%):
ABB Ltd., ADR ........................................................ 21,532 1,733
EMCOR Group, Inc. .................................................... 4,364 3,222
GE Vernova , Inc. ....................................................... 2,435 2,126
MasTec , Inc.(a) ........................................................ 9,370 3,015
Quanta Services, Inc. .................................................... 8,758 4,808
Regal Rexnord Corp. .................................................... 12,869 2,410
United Parcel Service, Inc., Class B .......................................... 70,181 6,904
24,218
IT Services (3.2%):
Accenture PLC, Class A .................................................. 17,065 3,384
International Business Machines Corp. ........................................ 7,419 1,798
5,182
Materials (7.1%):
Freeport-McMoRan, Inc. ................................................. 76,025 4,469
Martin Marietta Materials, Inc. ............................................. 12,272 7,224
11,693
Semiconductors & Semiconductor Equipment (14.8%):
Advanced Micro Devices, Inc.(a) ............................................ 2,391 486
Applied Materials, Inc. ................................................... 6,399 2,187
Broadcom, Inc. ........................................................ 10,994 3,403
KLA Corp. ........................................................... 1,606 2,365
NVIDIA Corp. ......................................................... 79,210 13,814
Rigetti Computing, Inc.(a) ................................................ 7,955 112

Victory Variable Insurance Funds II
Victory Pioneer Fund VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ............................. 5,973 $ 2,018
24,385
Software (9.1%):
Intuit, Inc. ............................................................ 1,838 795
Microsoft Corp. ........................................................ 19,699 7,292
ServiceNow, Inc.(a) ..................................................... 22,260 2,327
Synopsys, Inc.(a) ....................................................... 7,322 2,903
Zscaler, Inc.(a) ......................................................... 11,845 1,662
14,979
Technology Hardware, Storage & Peripherals (4.1%):
Apple, Inc. ........................................................... 26,419 6,705
IonQ , Inc.(a) .......................................................... 3,466 100
6,805
Utilities (7.7%):
American Electric Power Co., Inc. ........................................... 14,559 1,908
Constellation Energy Corp. ................................................ 14,289 3,990
NRG Energy, Inc. ....................................................... 46,301 6,767
12,665
Total Common Stocks (Cost $105,335)
a
a
a
163,660
Total Investments (Cost $105,335) — 99.3% 163,660
Other assets in excess of liabilities —  0.7% 1,196
NET ASSETS - 100.00% $ 164,856
At March 31, 2026, the Fund's investments in foreign securities were 5.3% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2026
Victory Variable Insurance Funds II
Victory Pioneer Mid Cap Value VCT Portfolio
20
(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.1%)
Communication Services (2.2%):
Fox Corp. , Class A ...................................................... 38,861 $ 2,270
Consumer Discretionary (8.4%):
D.R. Horton, Inc. ....................................................... 11,773 1,616
eBay, Inc. ............................................................ 20,527 1,869
Expedia Group, Inc. ..................................................... 7,662 1,769
Ford Motor Co. ........................................................ 90,402 1,043
Genuine Parts Co. ...................................................... 14,629 1,547
Lear Corp. ............................................................ 7,551 914
8,758
Consumer Staples (5.8%):
Darling Ingredients, Inc. (a) ................................................ 13,275 821
Kenvue, Inc. .......................................................... 34,708 598
Maplebear, Inc. (a) ...................................................... 23,375 876
Sysco Corp. ........................................................... 23,807 1,698
Target Corp. .......................................................... 9,600 1,164
The Hershey Co. ....................................................... 4,144 861
6,018
Energy (11.5%):
Baker Hughes Co. , Class A ................................................ 36,994 2,259
Chord Energy Corp. ..................................................... 20,700 2,943
Coterra Energy, Inc. ..................................................... 119,192 4,188
Range Resources Corp. ................................................... 41,577 1,878
Valero Energy Corp. ..................................................... 2,946 728
11,996
Financials (22.3%):
American International Group, Inc. .......................................... 26,053 1,960
Citizens Financial Group, Inc. .............................................. 36,093 2,165
M&T Bank Corp. ....................................................... 14,446 2,986
Northern Trust Corp. .................................................... 21,671 3,025
Old Republic International Corp. ............................................ 33,166 1,323
Raymond James Financial, Inc. ............................................. 18,739 2,713
Regions Financial Corp. .................................................. 84,803 2,215
State Street Corp. ....................................................... 34,298 4,341
Truist Financial Corp. .................................................... 54,773 2,518
23,246
Health Care (6.0%):
Biogen, Inc. (a) ......................................................... 6,786 1,244
GE HealthCare Technologies, Inc. ........................................... 29,503 2,100
Labcorp Holdings, Inc. ................................................... 2,724 727
Zimmer Biomet Holdings, Inc. ............................................. 24,677 2,231
6,302
Industrials (15.3%):
AerCap Holdings NV .................................................... 12,851 1,763
AGCO Corp. .......................................................... 20,207 2,341
Delta Air Lines, Inc. ..................................................... 16,323 1,085
Dover Corp. ........................................................... 7,711 1,607
Emerson Electric Co. .................................................... 8,031 1,052
Fortune Brands Innovations, Inc. ............................................ 27,559 1,074
Generac Holdings, Inc. (a) ................................................. 3,642 711
J.B. Hunt Transport Services, Inc. ........................................... 7,737 1,640
Regal Rexnord Corp. .................................................... 7,190 1,347
Rockwell Automation, Inc. ................................................ 3,715 1,333
The Brink's Co. ........................................................ 9,772 1,013
WESCO International, Inc. ................................................ 3,745 1,025
15,991
Information Technology (9.4%):
CDW Corp. ........................................................... 6,789 822
Motorola Solutions, Inc. .................................................. 3,938 1,709

Victory Variable Insurance Funds II
Victory Pioneer Mid Cap Value VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
NetApp, Inc. .......................................................... 13,727 $ 1,405
Ralliant Corp. ......................................................... 17,437 725
Trimble, Inc. (a) ........................................................ 19,543 1,275
Western Digital Corp. .................................................... 11,146 3,015
Zoom Communications, Inc. , Class A (a) ...................................... 11,034 887
9,838
Materials (3.1%):
Amrize Ltd. (a) ......................................................... 7,191 403
International Paper Co. ................................................... 32,093 1,145
PPG Industries, Inc. ..................................................... 15,746 1,683
3,231
Real Estate (6.8%):
AvalonBay Communities, Inc. .............................................. 7,909 1,292
Extra Space Storage, Inc. ................................................. 8,024 1,052
First Industrial Realty Trust, Inc. ............................................ 17,462 1,010
Gaming and Leisure Properties, Inc. ......................................... 27,488 1,220
Healthpeak Properties, Inc. ................................................ 29,426 483
Host Hotels & Resorts, Inc. ................................................ 47,213 905
Kimco Realty Corp. ..................................................... 51,655 1,161
7,123
Utilities (8.3%):
CenterPoint Energy, Inc. .................................................. 64,824 2,798
Eversource Energy ...................................................... 32,991 2,285
Exelon Corp. .......................................................... 32,556 1,596
Public Service Enterprise Group, Inc. ......................................... 24,469 1,981
8,660
Total Common Stocks (Cost $77,766)
a
a
a
103,433
Total Investments (Cost $77,766) — 99.1% 103,433
Other assets in excess of liabilities —  0.9% 929
NET ASSETS - 100.00% $ 104,362
(a) Non-income producing security.

Schedule of Portfolio Investments
March 31, 2026
Victory Variable Insurance Funds II
Victory Pioneer High Yield VCT Portfolio
22
(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (0.4%)
Communication Services (0.1%):
Altice France SA(a) ..................................................... 1,176 $ 20
Health Care (0.0%):(b)
Option Care Health, Inc.(a) ................................................ 40 1
Industrials (0.3%):
Grupo Aeromexico SAB de CV(a) ........................................... 67,300 95
Total Common Stocks (Cost $67)
a
a
a
116
Principal Amount
(000)
Senior Secured Loans (1.9%)
Consumer Discretionary (0.9%):
River Rock Entertainment Authority, Term Loan, First Lien, 12.67% (SOFR01M+900bps),
11/24/31(c) ....................................................... $ 235 230
Financials (0.7%):
1261229 BC Ltd., Initial Term Loan, First Lien, 9.92% (SOFR01M+625bps), 10/8/30(c) .... 129 125
LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, First Lien, 6.17%
(SOFR01M+250bps), 5/1/31(c) ......................................... 64 63
188
Health Care (0.1%):
Endo Finance Holdings LP, 2024 Refinancing Term Loan, 7.42% (SOFR01M+375bps),
4/23/31(c) ........................................................ 30 30
Utilities (0.2%):
Alpha Generation LLC, Initial Term B Loan, 5.42% (SOFR01M+175bps), 9/30/31(c) ...... 54 54
Total Senior Secured Loans (Cost $502)
a
a
a
502
Corporate Bonds (72.5%)
Communication Services (8.1%):
APLD ComputeCo 2 LLC, 6.75%, 3/15/31, Callable 3/15/28 @ 103.38(d) .............. 70 69
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33, Callable 6/1/27 @ 102.25(d) 482 420
Clear Channel Outdoor Holdings, Inc.
7.50%, 6/1/29, Callable 5/2/26 @ 101.88(d) ................................ 184 185
7.50%, 3/15/33, Callable 9/15/28 @ 103.75(d) .............................. 50 53
CSC Holdings LLC, 4.50%, 11/15/31, Callable 11/15/26 @ 102.25(d) ................. 380 225
Gray Media, Inc.
10.50%, 7/15/29, Callable 7/15/26 @ 105.25(d) ............................. 108 115
7.25%, 8/15/33, Callable 8/15/28 @ 103.63(d) .............................. 75 76
Level 3 Financing, Inc., 6.88%, 6/30/33, Callable 6/30/28 @ 103.44(d) ................ 163 166
Neptune Bidco US, Inc.
9.29%, 4/15/29, Callable 5/2/26 @ 104.65(d) ............................... 125 125
10.38%, 5/15/31, Callable 11/15/27 @ 105.19(d) ............................ 100 101
9.50%, 2/15/33, Callable 2/15/29 @ 104.75(d) .............................. 70 68
Oak-Eagle Acquireco , Inc.
7.25%, 7/1/33, Callable 7/1/29 @ 103.63(d) ................................ 15 16
8.75%, 7/1/34, Callable 7/1/29 @ 104.38(d) ................................ 25 26
Uniti Group LP/ Uniti Group Finance, Inc./CSL Capital LLC
6.50%, 2/15/29, Callable 4/27/26 @ 100(d) ................................ 140 136
8.63%, 6/15/32, Callable 6/15/28 @ 104.31(d) .............................. 75 76
8.63%, 6/15/32, Callable 6/15/28 @ 104.31(d) .............................. 75 76
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31, Callable
10/1/27 @ 104.13(d) ................................................ 257 269
2,202
Consumer Discretionary (9.2%):
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, 6/15/32, Callable 6/15/28 @
104.19(d) ........................................................ 100 99
Brinker International, Inc., 8.25%, 7/15/30, Callable 7/15/26 @ 104.13(d) .............. 257 270
Champions Financing, Inc., 8.75%, 2/15/29, Callable 5/2/26 @ 104.38(d) ............... 278 249
Genting New York LLC/Genny Capital, Inc., 7.25%, 10/1/29, Callable 10/1/26 @ 103.63(d) . 200 201

Victory Variable Insurance Funds II
Victory Pioneer High Yield VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Macy's Retail Holdings LLC
6.13%, 3/15/32, Callable 3/15/27 @ 103.06(d) .............................. $ 300 $ 295
7.38%, 8/1/33, Callable 8/1/28 @ 103.69(d) ................................ 138 141
McGraw-Hill Education, Inc., 8.00%, 8/1/29, Callable 5/2/26 @ 102(d) ................ 177 177
Mohegan Tribal Gaming Authority
8.25%, 4/15/30, Callable 4/15/27 @ 104.13(d) .............................. 107 109
11.88%, 4/15/31, Callable 4/15/27 @ 105.94(d) ............................. 106 110
Petco Health & Wellness Co., Inc., 8.25%, 2/1/31, Callable 2/1/28 @ 104.13(d) .......... 135 135
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32, Callable 9/15/28 @ 103.75(d) ..... 250 251
The Michaels Cos., Inc., 8.50%, 3/15/33, Callable 3/15/29 @ 104.25(d) ................ 280 273
ZF North America Capital, Inc., 7.50%, 3/24/31, Callable 1/24/31 @ 100(d) ............. 172 169
2,479
Consumer Staples (2.2%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/31/34,
Callable 11/15/28 @ 102.88(d) ......................................... 250 245
Energizer Holdings, Inc., 6.00%, 9/15/33, Callable 9/15/28 @ 103(d) .................. 172 161
Fiesta Purchaser, Inc.
7.88%, 3/1/31, Callable 3/1/27 @ 103.94(d) ................................ 25 25
9.63%, 9/15/32, Callable 9/15/27 @ 104.81(d) .............................. 167 170
601
Energy (10.2%):
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 6/15/29,
Callable 6/15/26 @ 104.31(d) .......................................... 254 264
Archrock Services LP/ Archrock Partners Finance Corp., 6.00%, 2/1/34, Callable 2/1/29 @
103(d) ........................................................... 30 30
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31, Callable 6/15/26 @ 102.75(d) .............................. 146 142
7.50%, 12/15/33, Callable 12/15/28 @ 103.75(d) ............................ 250 262
Delek Logistics Partners LP/ Delek Logistics Finance Corp.
7.13%, 6/1/28, Callable 5/2/26 @ 101.78(d) ................................ 115 115
8.63%, 3/15/29, Callable 3/15/27 @ 104.31(d) .............................. 85 88
Enerflex , Inc., 6.88%, 1/15/31, Callable 1/15/28 @ 103.44(d) ....................... 65 66
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 4/15/30, Callable 5/2/26 @ 102(d) ................................. 50 49
6.25%, 4/15/32, Callable 5/15/27 @ 103.13(d) .............................. 113 109
7.25%, 2/15/35, Callable 2/15/30 @ 103.63(d) .............................. 151 151
Kodiak Gas Services LLC
5.88%, 4/1/31, Callable 4/1/28 @ 102.94(d) ................................ 15 15
6.50%, 10/1/33, Callable 10/1/28 @ 103.25(d) .............................. 204 206
Kraken Oil Gas Partners LLC, 7.63%, 8/15/29, Callable 8/15/26 @ 103.81(d) ............ 163 167
Summit Midstream Holdings LLC, 8.63%, 10/31/29, Callable 7/31/26 @ 104.31(d) ....... 185 190
Transocean International Ltd.
8.25%, 5/15/29, Callable 5/15/26 @ 104.13(d) .............................. 50 52
8.50%, 5/15/31, Callable 5/15/27 @ 104.25(d) .............................. 50 53
7.88%, 10/15/32, Callable 10/15/28 @ 103.94(d) ............................ 35 37
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 3/15/29, Callable
5/2/26 @ 103.56(d) ................................................. 211 216
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30, Callable 9/15/30 @ 100(d) ............................... 80 82
7.50%, 5/1/33, Callable 12/1/32 @ 100(d) ................................. 60 66
6.50%, 1/15/34, Callable 7/15/33 @ 100(d) ................................ 65 68
6.75%, 1/15/36, Callable 7/15/35 @ 100(d) ................................ 67 71
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29, Callable 10/15/26 @ 103.75(d) ..... 252 255
2,754
Financials (11.3%):
Ally Financial, Inc., 6.18% (SOFR+229bps), 7/26/35, Callable 7/26/34 @ 100(c) ......... 334 335
Asurion LLC/ Asurion Co-Issuer, Inc., 8.38%, 2/1/34, Callable 2/1/29 @ 104.19(d) ........ 90 87
Freedom Mortgage Corp.
6.63%, 1/15/27, Callable 5/2/26 @ 100(d) ................................. 15 15
12.25%, 10/1/30, Callable 10/1/26 @ 106.13(d) ............................. 150 162

Victory Variable Insurance Funds II
Victory Pioneer High Yield VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Freedom Mortgage Holdings LLC
9.25%, 2/1/29, Callable 5/2/26 @ 104.63(d) ................................ $ 65 $ 66
6.88%, 5/1/31, Callable 5/1/28 @ 103.44(d) ................................ 115 108
9.13%, 5/15/31, Callable 5/15/27 @ 104.56(d) .............................. 55 56
8.38%, 4/1/32, Callable 4/1/28 @ 104.19(d) ................................ 10 10
ION Platform Finance US, Inc./ION Platform Finance SARL, 9.00%, 8/1/29, Callable 8/1/26
@ 104.5(d) ....................................................... 240 223
LFS Topco LLC, 8.75%, 7/15/30, Callable 7/15/27 @ 104.38(d) ..................... 237 226
OneMain Finance Corp.
6.13%, 5/15/30, Callable 11/15/29 @ 100 .................................. 10 10
6.50%, 3/15/33, Callable 9/15/28 @ 103.25 ................................ 120 115
6.75%, 9/15/33, Callable 12/15/28 @ 103.38 ............................... 110 105
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(d) .......... 6 6
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29, Callable 9/15/26 @
104.88(d) ........................................................ 195 200
Stagwell Global LLC, 5.63%, 8/15/29, Callable 5/2/26 @ 101.41(d) ................... 231 220
Starwood Property Trust, Inc.
5.25%, 10/15/28, Callable 7/15/28 @ 100(d) ............................... 50 49
5.75%, 1/15/31, Callable 7/15/30 @ 100(d) ................................ 75 74
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30, Callable 12/15/27 @ 104.06(d) ........... 115 119
UWM Holdings LLC, 6.25%, 3/15/31, Callable 3/15/28 @ 103.13(d) .................. 279 254
Velocity Vehicle Group LLC, 8.00%, 6/1/29, Callable 6/1/26 @ 104(d) ................ 313 292
Voyager Parent LLC, 9.25%, 7/1/32, Callable 7/1/28 @ 104.63(d) .................... 309 321
3,053
Health Care (8.3%):
AdaptHealth LLC, 5.13%, 3/1/30, Callable 3/1/27 @ 101.28(d) ...................... 357 342
CVS Health Corp., 7.00% (H15T5Y+289bps), 3/10/55, Callable 12/10/29 @ 100(c) ....... 158 163
DaVita, Inc., 6.75%, 7/15/33, Callable 7/15/28 @ 103.38(d) ........................ 263 267
DENTSPLY SIRONA, Inc., 8.38% (H15T5Y+438bps), 9/12/55, Callable 6/12/30 @ 100(c) .. 84 82
LifePoint Health, Inc., 5.38%, 1/15/29, Callable 5/2/26 @ 100(d) ..................... 145 140
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 4/30/31, Callable 5/2/26 @
102.56(d) ........................................................ 200 163
Prime Healthcare Services, Inc., 9.38%, 9/1/29, Callable 9/1/26 @ 104.69(d) ............ 428 444
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28, Callable 5/4/26 @ 104.75(d) ..... 153 182
Sotera Health Holdings LLC, 7.38%, 6/1/31, Callable 6/1/27 @ 103.69(d) .............. 155 160
Tricida , Inc.
5/15/27(e)(f) ...................................................... 136 —
5/15/27(e)(g) ...................................................... 136 —
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29, Callable 5/15/26 @ 104.88(d) .......... 330 319
2,262
Industrials (6.8%):
AECOM, 6.00%, 8/1/33, Callable 8/1/28 @ 103(d) ............................... 230 230
Camelot Return Merger Sub, Inc., 8.75%, 8/1/28, Callable 5/2/26 @ 103.28(d) ........... 210 123
Carriage Purchaser, Inc., 7.88%, 10/15/29, Callable 5/2/26 @ 101.97(d) ................ 179 170
Goat Holdco LLC, 6.75%, 2/1/32, Callable 2/1/28 @ 103.38(d) ...................... 266 267
Herc Holdings, Inc.
7.00%, 6/15/30, Callable 6/15/27 @ 103.5(d) ............................... 30 31
5.75%, 3/15/31, Callable 3/15/28 @ 102.88(d) .............................. 20 20
7.25%, 6/15/33, Callable 6/15/28 @ 103.63(d) .............................. 155 159
6.00%, 3/15/34, Callable 3/15/29 @ 103(d) ................................ 20 19
OneSky Flight LLC, 8.88%, 12/15/29, Callable 12/15/26 @ 104.44(d) ................. 150 155
Standard Building Solutions, Inc., 5.88%, 3/15/34, Callable 3/15/29 @ 102.94(d) ......... 95 91
The ADT Security Corp., 5.88%, 10/15/33, Callable 10/15/32 @ 100(d) ................ 166 161
Trinity Industries, Inc., 7.75%, 7/15/28, Callable 7/15/26 @ 103.88(d) ................. 274 281
WESCO Distribution, Inc., 5.50%, 4/15/34, Callable 4/15/29 @ 102.75(d) .............. 150 148
1,855
Information Technology (2.0%):
CoreWeave , Inc., 9.00%, 2/1/31, Callable 2/1/28 @ 104.5(d) ........................ 136 129
NCR Voyix Corp., 5.00%, 10/1/28, Callable 5/2/26 @ 100(d) ....................... 140 135
Oracle Corp.
6.70%, 2/4/56, Callable 8/4/55 @ 100 .................................... 90 84
6.85%, 2/4/66, Callable 8/4/65 @ 100 .................................... 50 46

Victory Variable Insurance Funds II
Victory Pioneer High Yield VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
TTM Technologies, Inc., 4.00%, 3/1/29, Callable 5/2/26 @ 100(d) .................... $ 143 $ 137
531
Materials (7.4%):
Allied Universal Holdco LLC, 7.88%, 2/15/31, Callable 2/15/27 @ 103.94(d) ............ 263 271
ARC Falcon I, Inc./ Arclin USA LLC/New Arclin US Holding Corp., 9.75%, 3/1/33, Callable
3/1/29 @ 104.88(d) ................................................. 295 284
Celanese US Holdings LLC, 7.20%, 11/15/33, Callable 8/15/33 @ 100 ................. 124 132
Clearwater Paper Corp., 4.75%, 8/15/28, Callable 5/2/26 @ 100(d) ................... 299 259
Cleveland Cliffs, Inc.
7.50%, 9/15/31, Callable 3/15/28 @ 103.75(d) .............................. 30 30
7.00%, 3/15/32, Callable 3/15/27 @ 103.5(d) ............................... 113 109
7.38%, 5/1/33, Callable 5/1/28 @ 103.69(d) ................................ 60 59
7.63%, 1/15/34, Callable 1/15/29 @ 103.81(d) .............................. 60 58
Commercial Metals Co.
5.75%, 11/15/33, Callable 11/15/28 @ 102.88(d) ............................ 100 99
6.00%, 12/15/35, Callable 12/15/30 @ 103(d) .............................. 100 98
Mativ Holdings, Inc., 8.00%, 10/1/29, Callable 10/1/26 @ 104(d) .................... 136 127
Methanex US Operations, Inc., 6.25%, 3/15/32, Callable 9/15/31 @ 100(d) ............. 217 222
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31, Callable 5/15/26 @ 103.63(d) ..... 55 53
Sealed Air Corp.
5.00%, 4/15/29, Callable 5/2/26 @ 101.25(d) ............................... 105 106
7.25%, 2/15/31(d) .................................................. 65 68
6.50%, 7/15/32(d) .................................................. 40 42
2,017
Real Estate (2.3%):
Iron Mountain, Inc., 7.00%, 2/15/29, Callable 8/15/26 @ 103.5(d) .................... 195 199
Kennedy Wilson, Inc., 4.75%, 2/1/30, Callable 5/2/26 @ 101.19 ..................... 192 191
Millrose Properties, Inc.
6.38%, 8/1/30, Callable 8/1/27 @ 103.19(d) ................................ 80 80
6.25%, 9/15/32, Callable 9/15/28 @ 103.13(d) .............................. 138 135
RHP Hotel Properties LP/RHP Finance Corp., 5.75%, 3/15/34, Callable 3/15/29 @ 102.88(d) 30 30
635
Utilities (4.7%):
Alpha Generation LLC, 6.25%, 1/15/34, Callable 10/15/28 @ 103.13(d) ................ 277 272
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29, Callable 5/2/26 @ 101.06(d) .. 179 167
Long Ridge Energy LLC, 8.75%, 2/15/32, Callable 2/15/28 @ 104.38(d) ............... 181 190
NRG Energy, Inc.
5.75%, 1/15/34, Callable 10/15/28 @ 102.88(d) ............................. 155 153
6.00%, 1/15/36, Callable 10/15/30 @ 103(d) ............................... 190 188
Talen Energy Supply LLC
6.25%, 2/1/34, Callable 10/15/28 @ 103.13(d) .............................. 90 89
6.50%, 2/1/36, Callable 10/15/30 @ 103.25(d) .............................. 90 91
The AES Corp., 6.95% (H15T5Y+289bps), 7/15/55, Callable 4/15/30 @ 100(c) .......... 142 133
1,283
Total Corporate Bonds (Cost $19,914)
a
a
a
19,672
Yankee Dollars (15.2%)
Communication Services (1.3%):
Altice France SA, 6.50%, 4/15/32, Callable 10/1/26 @ 101(d) ....................... 198 188
VZ Secured Financing BV, 5.00%, 1/15/32, Callable 1/15/27 @ 102.5(d) ............... 200 171
359
Consumer Discretionary (1.0%):
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33, Callable 12/15/28
@ 102.88(d) ...................................................... 270 262
Energy (1.0%):
Borr IHC Ltd./ Borr Finance LLC, 10.38%, 11/15/30, Callable 11/15/26 @ 105.19(d) ....... 181 183
South Bow Canadian Infrastructure Holdings Ltd., 7.50% (H15T5Y+367bps), 3/1/55, Callable
12/1/34 @ 100(c) ................................................... 40 42

Victory Variable Insurance Funds II
Victory Pioneer High Yield VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Transocean International Ltd., 8.75%, 2/15/30, Callable 5/2/26 @ 104.38(d) ............. $ 53 $ 54
279
Financials (2.5%):
BNP Paribas SA, 7.45% (H15T5Y+313bps), Callable 6/27/35 @ 100(c)(d)(h) ............ 200 201
Efesto Bidco SpA Efesto US LLC, 7.50%, 2/15/32, Callable 2/15/28 @ 103.75(d) ......... 200 199
Global Aircraft Leasing Co. Ltd., 8.75%, 9/1/27, Callable 5/2/26 @ 104.38(d) ........... 266 270
670
Health Care (0.8%):
1261229 BC Ltd., 10.00%, 4/15/32, Callable 4/15/28 @ 105(d) ...................... 200 205
Industrials (3.8%):
Avianca Midco 2 PLC, 9.63%, 2/14/30, Callable 2/14/27 @ 104.81(d) ................. 200 187
Danaos Corp., 6.88%, 10/15/32, Callable 10/15/28 @ 103.44(d) ..................... 227 231
Garda World Security Corp.
7.75%, 2/15/28, Callable 5/2/26 @ 101.94(d) ............................... 80 81
6.50%, 1/15/31, Callable 11/15/27 @ 103.25(d) ............................. 85 86
8.38%, 11/15/32, Callable 11/15/27 @ 104.19(d) ............................ 135 135
GFL Environmental, Inc., 4.38%, 8/15/29, Callable 5/2/26 @ 101.09(d) ................ 198 193
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31, Callable 11/15/27 @ 104.31(d) ......... 125 120
1,033
Materials (4.8%):
First Quantum Minerals Ltd., 8.63%, 6/1/31, Callable 6/1/26 @ 104.31(d) .............. 310 322
IAMGOLD Corp., 5.75%, 10/15/28, Callable 5/2/26 @ 101.44(d) .................... 152 151
Maxam Prill SARL, 7.75%, 7/15/30, Callable 7/2/27 @ 103.88(d) .................... 205 209
OI European Group BV, 4.75%, 2/15/30, Callable 5/2/26 @ 101.19(d) ................. 220 205
Taseko Mines Ltd.
8.25%, 5/1/30, Callable 11/1/26 @ 104.13(d) ............................... 306 319
8.25%, 5/1/30, Callable 11/1/26 @ 104.13 ................................. 100 104
1,310
Total Yankee Dollars (Cost $4,086)
a
a
a
4,118
U.S. Treasury Obligations (4.2%)
U.S. Treasury Bills
3.46%, 4/21/26( i ) ................................................... 700 699
3.48%, 4/23/26( i ) ................................................... 300 299
3.51%, 4/28/26( i ) ................................................... 135 135
Total U.S. Treasury Obligations (Cost $1,132)
a
a
a
1,133
Shares
Affiliated Mutual Funds (3.3%)
Victory Pioneer ILS Interval Fund ........................................... 88,418 905
Total Affiliated Mutual Funds (Cost $885)
a
a
a
905
Total Investments (Cost $26,586) — 97.5% 26,446
Other assets in excess of liabilities —  2.5% 685
NET ASSETS - 100.00% $ 27,131
At March 31, 2026, the Fund's investments in foreign securities were 16.1% of net assets.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2026.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was
$22,248 (thousands) and amounted to 82.0% of net assets.
(e) Security was fair valued using significant unobservable inputs as of March 31, 2026.
(f) Zero-coupon bond.
(g) Currently the issuer is in default with respect to interest and/or principal payments.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
( i ) Rate represents the effective yield at March 31, 2026.

Victory Variable Insurance Funds II
Victory Pioneer High Yield VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
bps
—
Basis points
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of March 31, 2026.
Forward Currency Contracts
At March 31, 2026, the Fund's open forward currency contracts were as follows:
Currency Purchased
In Exchange for
(000) Currency Sold
Deliver
(000) Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
(000)
U.S. Dollar 204 European Euro 170 State Street 4/29/26 $ 8
Total Net Forward Currency Contracts $ 8
Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)
Underlying Instruments
Fixed Deal
Pay Rate
Maturity
Date
Payment
Frequency
Notional
Amount
(000)(b) Value (000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Markit CDX North America High Yield Index
Series 45 ........................... 5.00% 12/20/30 Quarterly $ 1,762 $ (96) $ (121) $ 25
$ (96) $ (121) $ 25
Centrally Cleared Credit Default Swap Agreements - Sell Protection
Underlying Instruments
Fixed Deal
Receive
Rate
Maturity
Date
Payment
Frequency
Notional
Amount
(000) Value (000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Markit CDX North America High Yield Index
Series 46 ........................... 5.00% 6/20/31 Quarterly $ 260 $ 13 $ 11 $ 2
$ 13 $ 11 $ 2
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either ( i ) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
12/31/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
3/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory Pioneer ILS Interval
Fund ................ $ 854 $ — $ — $ — $ 51 $ 905 88,418 $ — $ —

Schedule of Portfolio Investments
March 31, 2026
Victory Variable Insurance Funds II
Victory Pioneer Select Mid Cap Growth VCT Portfolio
28
(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.9%)
Communication Services (2.2%):
ROBLOX Corp., Class A(a) ............................................... 14,184 $ 802
Spotify Technology SA(a) ................................................. 2,810 1,363
2,165
Consumer Discretionary (15.4%):
AutoZone, Inc.(a) ....................................................... 353 1,192
Birkenstock Holding PLC(a) ............................................... 15,261 547
Chipotle Mexican Grill, Inc., Class A(a) ....................................... 23,171 742
DoorDash , Inc., Class A(a) ................................................ 4,276 642
DraftKings, Inc.(a) ...................................................... 16,642 360
Marriott International, Inc., Class A .......................................... 6,034 1,973
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 8,624 794
Planet Fitness, Inc., Class A(a) ............................................. 14,234 1,059
Ross Stores, Inc. ....................................................... 7,393 1,602
Royal Caribbean Cruises Ltd. .............................................. 8,660 2,383
TopBuild Corp.(a) ...................................................... 3,280 1,152
Tractor Supply Co. ...................................................... 24,160 1,094
Viking Holdings Ltd.(a) .................................................. 19,330 1,420
14,960
Consumer Staples (3.0%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 10,047 989
Celsius Holdings, Inc.(a) .................................................. 6,250 222
Darling Ingredients, Inc.(a) ................................................ 26,992 1,669
2,880
Energy (4.3%):
Comstock Resources, Inc.(a) ............................................... 26,978 569
HF Sinclair Corp. ....................................................... 18,008 1,124
PBF Energy, Inc., Class A ................................................. 22,916 1,091
The Williams Cos., Inc. .................................................. 18,593 1,353
4,137
Financials (7.8%):
Evercore, Inc., Class A ................................................... 5,388 1,608
Figure Technology Solutions, Inc., Class A(a) ................................... 13,763 467
Marex Group PLC ...................................................... 33,147 1,478
Miami International Holdings, Inc.(a) ........................................ 22,263 867
MSCI, Inc., Class A ..................................................... 2,228 1,201
Robinhood Markets, Inc., Class A(a) ......................................... 6,610 458
Tradeweb Markets, Inc., Class A ............................................ 12,862 1,513
7,592
Health Care (17.0%):
Agilent Technologies, Inc. ................................................. 4,341 495
Alnylam Pharmaceuticals, Inc.(a) ........................................... 1,532 507
Edgewise Therapeutics, Inc.(a) ............................................. 44,811 1,411
Erasca , Inc.(a) ......................................................... 82,329 1,332
Guardant Health, Inc.(a) .................................................. 8,394 775
Insmed , Inc.(a) ......................................................... 11,416 1,867
Labcorp Holdings, Inc. ................................................... 2,731 729
McKesson Corp. ....................................................... 3,061 2,649
Natera , Inc.(a) ......................................................... 9,107 1,821
Penumbra, Inc.(a) ....................................................... 2,466 810
Repligen Corp.(a) ....................................................... 5,322 627
ResMed, Inc. .......................................................... 5,179 1,163
Spyre Therapeutics, Inc.(a) ................................................ 8,175 412
Vaxcyte , Inc.(a) ........................................................ 27,464 1,596
Veeva Systems, Inc., Class A(a) ............................................. 1,940 341
16,535
Industrials (24.7%):
Axon Enterprise, Inc.(a) .................................................. 2,858 1,214
Builders FirstSource , Inc.(a) ............................................... 2,865 236

Victory Variable Insurance Funds II
Victory Pioneer Select Mid Cap Growth VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
BWX Technologies, Inc. .................................................. 4,737 $ 969
Firefly Aerospace, Inc.(a) ................................................. 15,640 445
Forgent Power Solutions, Inc., Class A(a) ...................................... 9,041 265
Generac Holdings, Inc.(a) ................................................. 5,167 1,009
Karman Holdings, Inc.(a) ................................................. 12,102 969
L3Harris Technologies, Inc. ............................................... 2,590 894
Regal Rexnord Corp. .................................................... 8,520 1,596
Rollins, Inc. ........................................................... 37,247 1,989
Saia, Inc.(a) ........................................................... 2,996 1,053
Siemens Energy AG ..................................................... 23,187 3,812
Tkms AG & Co. KGaA (a) ................................................ 10,780 979
Verisk Analytics, Inc., Class A .............................................. 8,253 1,566
Vertiv Holdings Co., Class A ............................................... 17,424 4,366
W.W. Grainger, Inc. ..................................................... 2,435 2,656
24,018
Information Technology (21.5%):
Advanced Micro Devices, Inc.(a) ............................................ 9,610 1,955
Akamai Technologies, Inc.(a) .............................................. 2,937 337
Amphenol Corp., Class A ................................................. 11,144 1,408
Applied Optoelectronics, Inc.(a) ............................................ 2,530 213
Astera Labs, Inc.(a) ..................................................... 2,378 261
Cloudflare, Inc., Class A(a) ................................................ 17,329 3,576
Credo Technology Group Holding Ltd.(a) ..................................... 8,926 838
Datadog, Inc., Class A(a) ................................................. 10,927 1,290
Flex Ltd.(a) ........................................................... 21,714 1,421
HubSpot, Inc.(a) ....................................................... 1,119 273
Kioxia Holdings Corp.(a) ................................................. 3,900 469
MongoDB, Inc., Class A(a) ................................................ 5,853 1,433
Motorola Solutions, Inc. .................................................. 1,221 530
Novanta, Inc.(a) ........................................................ 8,258 975
Rambus, Inc.(a) ........................................................ 5,731 493
Samsara, Inc., Class A(a) ................................................. 15,011 476
Sandisk Corp.(a) ....................................................... 3,832 2,434
Western Digital Corp. .................................................... 9,145 2,474
20,856
Materials (0.1%):
thyssenkrupp AG ....................................................... 14,269 122
Real Estate (1.0%):
Iron Mountain, Inc. ..................................................... 9,156 935
Utilities (2.9%):
NRG Energy, Inc. ....................................................... 14,719 2,151
Talen Energy Corp.(a) ................................................... 2,206 704
2,855
Total Common Stocks (Cost $61,452)
a
a
a
97,055
Total Investments (Cost $61,452) — 99.9% 97,055
Other assets in excess of liabilities —  0.1% 61
NET ASSETS - 100.00% $ 97,116
At March 31, 2026, the Fund's investments in foreign securities were 10.5% of net assets.
(a) Non-income producing security.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2026
Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio
30
(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (4.8%)
ABS Auto (0.5%):
Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30, Callable
3/15/29 @ 100 ..................................................... $ 50 $ 51
Merchants Fleet Funding LLC, Series 2025-1A, Class A, 4.49%, 1/20/39, Callable 6/20/29 @
100(a) ........................................................... 100 100
151
ABS Card (0.4%):
Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%,
10/15/30(a) ....................................................... 100 102
ABS Home (0.4%):
Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32, Callable 4/25/26 @
100(b) ........................................................... 12 11
GS Mortgage-Backed Securities Trust, Series 2025-CES1, Class A1A, 5.57%, 5/25/55,
Callable 3/25/28 @ 100(a)(b) .......................................... 69 69
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54, Callable 5/25/27
@ 100(a)(b) ....................................................... 47 48
128
ABS Other (3.5%):
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30,
Callable 6/20/27 @ 100(a) ............................................ 100 103
BHG Securitization Trust, Series 2022-C, Class E, 9.73%, 10/17/35, Callable 10/17/28 @
100(a) ........................................................... 100 106
Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.57%, 2/25/46, Callable 4/25/38 @
100(a) ........................................................... 100 84
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52, Callable 4/25/26
@ 100(a) ......................................................... 100 71
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31, Callable
4/20/29 @ 100(a) ................................................... 70 71
DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54, Callable 1/25/27 @ 100(a) .... 60 59
FIGRE Trust ..........................................................
Series 2024-HE6, Class A, 5.72%, 12/25/54, Callable 2/25/30 @ 100(a)(b) .......... 112 112
Series 2025-HE5, Class A, 5.29%, 8/25/55, Callable 1/25/31 @ 100(a)(b) ........... 131 130
NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29, Callable 8/15/26 @ 100(a) ... 100 101
PEAR LLC, Series 2021-1, Class B, 1/15/34(a)(c)(d) ............................. 100 94
Reach ABS Trust, Series 2026-1A, Class A, 4.32%, 2/15/33, Callable 6/15/30 @ 100(a) .... 83 83
1,014
Total Asset-Backed Securities (Cost $1,405)
a
a
a
1,395
Collateralized Loan Obligations (0.7%)
Cash Flow CLO (0.7%):
AREIT Ltd., Series 2022-CRE6, Class D, 6.52% (SOFR30A+285bps), 1/20/37(a)(e) ....... 100 98
FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.06% (TSFR1M+139bps), 8/19/42,
Callable 8/19/27 @ 100(a)(e)(f) ........................................ 100 100
198
Total Collateralized Loan Obligations (Cost $200)
a
a
a
198
Collateralized Mortgage Obligations (9.4%)
Agency CMO IO (0.3%):
Federal Home Loan Mortgage Corporation, Series 4087, Class SB, 2.24%
(SOFR30A+592bps), 7/15/42(e)(f) ...................................... 57 5
Federal Home Loan Mortgage Corporation REMICs ..............................
Series 4091, Class SH, 2.76% (SOFR30A+644bps), 8/15/42(e)(f) ................ 33 5
Series 4999, Class QI, 4.00%, 5/25/50(f) .................................. 32 6
Series 5067, Class GI, 4.00%, 12/25/50(f) ................................. 41 9
Federal National Mortgage Association .......................................
Series 2012-14, Class SP, 2.77% (SOFR30A+644bps), 8/25/41(e)(f) .............. 11 1
Series 2018-43, Class SM, 2.42% (SOFR30A+609bps), 6/25/48(e)(f) .............. 13 2
Series 2019-33, Class S, 2.27% (SOFR30A+594bps), 7/25/49(e)(f) ............... 15 2

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2019-41, Class PS, 2.27% (SOFR30A+594bps), 8/25/49(e)(f) .............. $ 13 $ 2
Series 2019-41, Class SM, 2.27% (SOFR30A+594bps), 8/25/49(e)(f) .............. 14 1
Government National Mortgage Association ....................................
Series 2019-117, Class SB (TSFR1M+331bps), 9/20/49(d)(e)(f) ................. 115 1
Series 2019-128, Class IB, 3.50%, 10/20/49(f) .............................. 169 27
Series 2019-128, Class ID, 3.50%, 10/20/49(f) .............................. 168 27
Series 2019-159, Class CI, 3.50%, 12/20/49(f) .............................. 82 13
Series 2020-9, Class SA (TSFR1M+324bps), 1/20/50(d)(e)(f) ................... 94 1
102
Agency CMO Other (0.0%):(g)
Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39 .... 8 8
Commercial MBS (4.0%):
Alen Mortgage Trust, Series 2021-ACEN, Class E, 7.79% (TSFR1M+411bps), 4/15/34(a)(e)(f) 60 45
Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.26%, 9/15/48, Callable 4/15/30 @
100(a)(b) ......................................................... 100 71
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 3.74%, 4/15/50, Callable
10/15/27 @ 100(b) .................................................. 100 93
FREMF Mortgage Trust ..................................................
Series 2017-KW02, Class B, 3.75%, 12/25/26(a)(b) .......................... 49 48
Series 2017-KW03, Class B, 4.08%, 7/25/27(a)(b) ........................... 50 49
Series 2018-KHG1, Class B, 3.90%, 12/25/27(a)(b) .......................... 75 72
Series 2018-KW07, Class B, 4.11%, 10/25/31, Callable 10/25/28 @ 100(a)(b) ....... 25 23
Series 2019-KJ24, Class B, 7.60%, 10/25/27(a)(b) ........................... 25 24
FREMF Trust, Series 2018-KW04, Class B, 3.67%, 9/25/28(a)(b) .................... 50 47
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 6.44% (TSFR1M+276bps),
12/15/36(a)(e)(f) ................................................... 82 78
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.86%,
12/5/38(a)(b)(f) .................................................... 100 15
Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.47%, 6/15/52,
Callable 6/15/29 @ 100(a) ............................................ 43 41
Morgan Stanley Capital I Trust .............................................
Series 2014-150E, Class AS, 4.01%, 9/9/32, Callable 9/9/27 @ 100(a)(f) ........... 100 90
Series 2016-UBS9, Class D, 3.00%, 3/15/49, Callable 4/15/26 @ 100(a) ........... 15 12
Series 2018-MP, Class A, 4.28%, 7/11/40(a)(b)(f) ............................ 100 92
Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.16%, 2/25/52, Callable 8/25/28 @
100(a)(b) ......................................................... 100 91
SLG Office Trust .......................................................
Series 2021-OVA, Class E, 2.85%, 7/15/41(a)(f) ............................. 100 86
Series 2021-OVA, Class F, 2.85%, 7/15/41(a)(f) ............................. 100 83
UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.34%, 3/15/51, Callable 3/15/28
@ 100(b)(f) ....................................................... 1,000 7
Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55, Callable
7/25/36 @ 100(a)(b) ................................................. 81 81
1,148
Private CMO Floating (3.3%):
Connecticut Avenue Securities Trust .........................................
Series 2020-SBT1, Class 1M2, 7.43% (SOFR30A+376bps), 2/25/40, Callable 2/25/27 @
100(a)(e) ......................................................... 20 21
Series 2022-R02, Class 2B1, 8.16% (SOFR30A+450bps), 1/25/42, Callable 1/25/27 @
100(a)(e) ......................................................... 70 72
Series 2024-R03, Class 2M2, 5.61% (SOFR30A+195bps), 3/25/44, Callable 3/25/29 @
100(a)(e) ......................................................... 50 50
Eagle RE Ltd., Series 2023-1, Class M1B, 7.61% (SOFR30A+395bps), 9/26/33, Callable
9/25/28 @ 100(a)(e) ................................................. 150 154
Federal Home Loan Mortgage Corporation .....................................
Series 2020-DNA6, Class B2, 9.31% (SOFR30A+565bps), 12/25/50, Callable 12/25/30
@ 100(a)(e) ....................................................... 50 58
Series 2020-HQA3, Class B2, 13.78% (SOFR30A+1011bps), 7/25/50, Callable 7/25/30
@ 100(a)(e) ....................................................... 30 39
Series 2020-HQA5, Class B2, 11.06% (SOFR30A+740bps), 11/25/50, Callable 11/25/30
@ 100(a)(e) ....................................................... 80 98

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-HQA4, Class B1, 7.41% (SOFR30A+375bps), 12/25/41, Callable 12/25/26
@ 100(a)(e) ....................................................... $ 45 $ 46
Series 2021-MN3, Class M2, 7.66% (SOFR30A+400bps), 11/25/51, Callable 8/25/36 @
100(a)(e) ......................................................... 75 78
JPMorgan Chase Bank NA, Series 2021-CL1, Class M3, 5.46% (SOFR30A+180bps), 3/25/51,
Callable 11/25/36 @ 100(a)(e) ......................................... 51 50
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.03%
(SOFR30A+336bps), 10/25/49(a)(e) ..................................... 71 72
STACR Trust, Series 2018-HRP2, Class B2, 14.28% (SOFR30A+1061bps), 2/25/47, Callable
11/25/28 @ 100(a)(e) ................................................ 50 60
Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 5.94% (TSFR1M+226bps), 10/25/48,
Callable 10/25/28 @ 100(a)(e) ......................................... 100 103
Triangle RE Ltd., Series 2023-1, Class M1A, 7.06% (SOFR30A+340bps), 11/25/33, Callable
10/25/28 @ 100(a)(e) ................................................ 42 42
943
Private CMO Other (1.8%):
Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51,
Callable 4/25/42 @ 100(a)(b) .......................................... 100 69
BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61, Callable 4/25/26
@ 100(a)(b) ....................................................... 100 73
JPMorgan Mortgage Trust .................................................
Series 2021-INV1, Class B3, 2.96%, 10/25/51, Callable 9/25/47 @ 100(a)(b) ........ 88 72
Series 2022-3, Class B3, 3.09%, 8/25/52, Callable 3/25/46 @ 100(a)(b) ............ —(h) —(h)
Series 2022-LTV1, Class M1, 3.51%, 7/25/52, Callable 12/25/46 @ 100(a)(b) ....... 100 69
Towd Point Mortgage Trust ................................................
Series 2017-1, Class B3, 3.72%, 10/25/56, Callable 7/25/30 @ 100(a)(b) ........... 100 86
Series 2021-R1, Class A1, 2.92%, 11/30/60(a)(b) ............................ 81 73
Wells Fargo Mortgage Backed Securities Trust, Series 2020-5, Class B2, 2.91%, 9/25/50,
Callable 7/25/46 @ 100(a)(b) .......................................... 84 74
516
Total Collateralized Mortgage Obligations (Cost $3,092)
a
a
a
2,717
Shares
Common Stocks (0.1%)
Consumer Discretionary (0.0%):(g)
Desarrolladora Homex SAB de CV(c)(i) ...................................... 15,463 —(h)
Industrials (0.1%):
Grupo Aeromexico SAB de CV(i) ........................................... 15,290 22
Materials (0.0%):
Emerald Plantation Holdings Ltd.(c) ......................................... 1,032 —
Total Common Stocks (Cost $17)
a
a
a
22
Preferred Stocks (0.7%)
Financials (0.7%):
Bank of America Corp., Series LL, 5.00%(j) .................................... 1,718 35
Capital One Financial Corp., Series L, 4.38%(j) ................................. 259 4
JPMorgan Chase & Co., Series MM, 4.20%(j) .................................. 2,321 41
KeyCorp, Series G, 5.63%(j) ............................................... 695 14
Morgan Stanley, Series O, 4.25%(j) .......................................... 2,870 49
State Street Corp., Series G, 5.35%(j) ........................................ 444 10
U.S. Bancorp, Series L, 3.75%(j) ............................................ 423 6
Wells Fargo & Co., Series DD, 4.25%(j) ...................................... 1,747 30
189
Total Preferred Stocks (Cost $195)
a
a
a
189

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Convertible Corporate Bonds (0.2%)
Communication Services (0.2%):
Live Nation Entertainment, Inc.
2.88%, 1/15/30 .................................................... $ 5 $ 5
2.88%, 10/15/31(a) .................................................. 50 51
56
Real Estate (0.0%):(g)
Boston Properties LP, 2.00%, 10/1/30(a) ...................................... 10 9
Total Convertible Corporate Bonds (Cost $65)
a
a
a
65
Shares
Convertible Preferred Stocks (0.1%)
Information Technology (0.1%):
Oracle Corp., Series D, 6.50%, 1/15/29 ....................................... 1,000 45
Total Convertible Preferred Stocks (Cost $50)
a
a
a
45
Principal Amount
(000)
Senior Secured Loans (1.1%)
Consumer Discretionary (0.3%):
Fitness International LLC, Term B Loan, First Lien, 8.17% (SOFR01M+450bps), 2/12/29(e) . $ 15 15
River Rock Entertainment Authority, Term Loan, First Lien, 12.67% (SOFR01M+900bps),
11/24/31(e) ....................................................... 65 64
79
Financials (0.2%):
1261229 BC Ltd., Initial Term Loan, First Lien, 9.92% (SOFR01M+625bps), 10/8/30(e) .... 40 38
LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, First Lien, 6.17%
(SOFR01M+250bps), 5/1/31(e) ......................................... 20 20
58
Health Care (0.0%):(g)
Endo Finance Holdings LP, 2024 Refinancing Term Loan, 7.42% (SOFR01M+375bps),
4/23/31(e) ........................................................ 10 10
Industrials (0.6%):
Hertz Corporation, The, Initial Term B Loan, 7.29% (SOFR01M+350bps), 6/30/28(e) ...... 202 147
Hertz Corporation, The, Initial Term C Loan, 7.29% (SOFR01M+350bps), 6/30/28(e) ...... 40 29
176
Total Senior Secured Loans (Cost $373)
a
a
a
323
Corporate Bonds (22.6%)
Communication Services (0.6%):
Meta Platforms, Inc.
5.63%, 11/15/55, Callable 5/15/55 @ 100 .................................. 35 33
5.75%, 11/15/65, Callable 5/15/65 @ 100 .................................. 60 56
Oak-Eagle Acquireco, Inc.
7.25%, 7/1/33, Callable 7/1/29 @ 103.63(a) ................................ 5 5
8.75%, 7/1/34, Callable 7/1/29 @ 104.38(a) ................................ 20 21
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.50%, 2/15/29, Callable 4/27/26 @ 100(a) ................................ 65 63
8.63%, 6/15/32, Callable 6/15/28 @ 104.31(a) .............................. 10 10
188
Consumer Discretionary (1.7%):
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, 6/15/32, Callable 6/15/28 @
104.19(a) ......................................................... 5 5
Champions Financing, Inc., 8.75%, 2/15/29, Callable 5/2/26 @ 104.38(a) ............... 68 61
Ford Motor Co.
4.35%, 12/8/26, Callable 9/8/26 @ 100 ................................... 135 135
6.10%, 8/19/32, Callable 5/19/32 @ 100 .................................. 40 40
Petco Health & Wellness Co., Inc., 8.25%, 2/1/31, Callable 2/1/28 @ 104.13(a) .......... 5 5
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/16/29, Callable 1/16/29 @ 100(a) 200 172

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
The Michaels Cos., Inc., 8.50%, 3/15/33, Callable 3/15/29 @ 104.25(a) ................ $ 70 $ 68
486
Consumer Staples (0.3%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.50%, 3/31/31, Callable 11/15/27 @ 102.75(a) ............................. 25 25
5.75%, 3/31/34, Callable 11/15/28 @ 102.88(a) ............................. 60 59
Fiesta Purchaser, Inc., 9.63%, 9/15/32, Callable 9/15/27 @ 104.81(a) .................. 11 11
95
Energy (2.9%):
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34, Callable 2/1/29 @
103(a) ........................................................... 10 10
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/31, Callable 8/1/31 @ 100(a) ................................. 40 40
5.00%, 11/17/32, Callable 9/17/32 @ 100(a) ................................ 45 45
Enerflex, Inc., 6.88%, 1/15/31, Callable 1/15/28 @ 103.44(a) ........................ 15 15
Energy Transfer LP
5.35%, 1/15/36, Callable 10/15/35 @ 100 ................................. 30 30
6.50% (H15T5Y+268bps), 2/15/56, Callable 11/15/30 @ 100(e) ................. 79 78
Hess Midstream Operations LP, 5.88%, 3/1/28, Callable 4/12/26 @ 102.94(a) ............ 15 15
Hilcorp Energy I LP/Hilcorp Finance Co.
6.88%, 5/15/34, Callable 5/15/29 @ 103.44(a) .............................. 75 73
7.25%, 2/15/35, Callable 2/15/30 @ 103.63(a) .............................. 222 221
Kodiak Gas Services LLC, 5.88%, 4/1/31, Callable 4/1/28 @ 102.94(a) ................ 10 10
Summit Midstream Holdings LLC, 8.63%, 10/31/29, Callable 7/31/26 @ 104.31(a) ........ 55 57
Venture Global LNG, Inc.
9.50%, 2/1/29, Callable 11/1/28 @ 100(a) ................................. 15 16
8.38%, 6/1/31, Callable 6/1/26 @ 104.19(a) ................................ 29 30
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30, Callable 9/15/30 @ 100(a) ............................... 30 31
6.50%, 1/15/34, Callable 7/15/33 @ 100(a) ................................ 45 47
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29, Callable 10/15/26 @ 103.75(a) ..... 110 112
830
Financials (7.9%):
Ally Financial, Inc.
4.70% (H15T7Y+348bps), Callable 5/15/28 @ 100(e)(j) ....................... 29 27
6.18% (SOFR+229bps), 7/26/35, Callable 7/26/34 @ 100(e) .................... 75 75
6.65% (H15T5Y+245bps), 1/17/40, Callable 10/19/34 @ 100(e) ................. 50 48
Capital One Financial Corp.
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100(e) .................... 60 52
6.18% (SOFR+204bps), 1/30/36, Callable 1/30/35 @ 100(e) .................... 20 20
Citigroup, Inc.
6.75% (H15T5Y+257bps), Callable 2/15/30 @ 100(e)(j) ....................... 76 76
6.95% (H15T5Y+273bps), Callable 2/15/30 @ 100(e)(j) ....................... 81 82
Citizens Financial Group, Inc.
5.84% (SOFR+201bps), 1/23/30, Callable 1/23/29 @ 100(e) .................... 41 42
5.72% (SOFR+191bps), 7/23/32, Callable 7/23/31 @ 100(e) .................... 39 40
5.30% (H15T5Y+145bps), 1/29/36, Callable 1/29/31 @ 100(e) .................. 5 5
CNO Financial Group, Inc., 6.45%, 6/15/34, Callable 3/15/34 @ 100 .................. 105 108
Farmers Exchange Capital III, 5.45% (TSFR3M+372bps), 10/15/54, Callable 10/15/34 @
100(a)(e) ......................................................... 100 90
Farmers Insurance Exchange
4.75% (US0003M+323bps), 11/1/57, Callable 11/1/37 @ 100(a)(e) ............... 120 101
7.00% (H15T10Y+386bps), 10/15/64, Callable 7/15/54 @ 100(a)(e) .............. 60 60
Fidelity National Information Services, Inc., 4.80%, 3/10/31, Callable 2/10/31 @ 100 ...... 20 20
Ford Motor Credit Co. LLC
5.88%, 11/7/29, Callable 10/7/29 @ 100 .................................. 200 203
6.13%, 3/8/34, Callable 12/8/33 @ 100 ................................... 205 203
6.50%, 2/7/35, Callable 11/7/34 @ 100 ................................... 200 202
Freedom Mortgage Holdings LLC
9.13%, 5/15/31, Callable 5/15/27 @ 104.56(a) .............................. 45 46
8.38%, 4/1/32, Callable 4/1/28 @ 104.19(a) ................................ 5 5
Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33, Callable 5/1/28 @ 103.38(a) ......... 15 15

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
JPMorgan Chase & Co., 5.19% (SOFR+130bps), 2/5/37, Callable 2/5/36 @ 100(e) ........ $ 75 $ 74
Liberty Mutual Group, Inc., 5.50%, 6/15/52, Callable 12/15/51 @ 100(a) ............... 85 77
Lincoln Financial Global Funding, 4.20%, 1/12/29(a) ............................. 20 20
Lincoln National Corp., 5.35%, 11/15/35, Callable 8/15/35 @ 100 .................... 15 15
MetLife, Inc., 5.85% (H15T5Y+182bps), 3/15/56, Callable 3/15/36 @ 100(e) ............ 35 34
Morgan Stanley
5.95% (H15T5Y+243bps), 1/19/38, Callable 1/19/33 @ 100(e) .................. 20 20
5.94% (H15T5Y+180bps), 2/7/39, Callable 2/7/34 @ 100(e) .................... 75 77
Northern Trust Corp., 5.12% (H15T5Y+105bps), 11/19/40, Callable 11/19/35 @ 100(e) .... 25 24
Old National Bancorp, 5.77% (TSFR3M+220bps), 2/15/36, Callable 2/15/31 @ 100(e) ..... 10 10
OneMain Finance Corp.
6.13%, 5/15/30, Callable 11/15/29 @ 100 .................................. 5 5
4.00%, 9/15/30, Callable 5/2/26 @ 102 ................................... 130 117
PennyMac Financial Services, Inc., 6.75%, 2/15/34, Callable 8/15/28 @ 103.38(a) ........ 27 25
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29, Callable 9/15/26 @
104.88(a) ......................................................... 75 77
Starwood Property Trust, Inc.
5.25%, 10/15/28, Callable 7/15/28 @ 100(a) ............................... 30 30
5.75%, 1/15/31, Callable 7/15/30 @ 100(a) ................................ 45 44
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30, Callable 12/15/27 @ 104.06(a) ............ 40 41
The PNC Financial Services Group, Inc., 5.42% (H15T5Y+117bps), 1/25/41, Callable 1/25/36
@ 100(e) ......................................................... 20 20
UWM Holdings LLC, 6.25%, 3/15/31, Callable 3/15/28 @ 103.13(a) .................. 25 23
Velocity Vehicle Group LLC, 8.00%, 6/1/29, Callable 6/1/26 @ 104(a) ................. 31 29
2,282
Health Care (1.4%):
Abbott Laboratories, 4.30%, 3/15/33, Callable 1/15/33 @ 100 ....................... 65 64
Baxter International, Inc., 4.90%, 12/15/30, Callable 11/15/30 @ 100 .................. 10 10
DENTSPLY SIRONA, Inc., 8.38% (H15T5Y+438bps), 9/12/55, Callable 6/12/30 @ 100(e) .. 109 106
Novartis Capital Corp.
4.60%, 3/18/33, Callable 1/18/33 @ 100 .................................. 35 35
5.70%, 3/18/56, Callable 9/18/55 @ 100 .................................. 20 20
Prime Healthcare Services, Inc., 9.38%, 9/1/29, Callable 9/1/26 @ 104.69(a) ............ 100 104
Tricida, Inc.
5/15/27(c)(d) ...................................................... 75 —
5/15/27(c)(k) ...................................................... 75 —
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29, Callable 5/15/26 @ 104.88(a) .......... 55 53
392
Industrials (1.1%):
AECOM, 6.00%, 8/1/33, Callable 8/1/28 @ 103(a) ............................... 90 90
American Airlines Pass Through Trust, 3.95%, 7/11/30 ............................ 10 10
Herc Holdings, Inc.
5.75%, 3/15/31, Callable 3/15/28 @ 102.88(a) .............................. 10 10
7.25%, 6/15/33, Callable 6/15/28 @ 103.63(a) .............................. 20 20
6.00%, 3/15/34, Callable 3/15/29 @ 103(a) ................................ 10 10
Honeywell Aerospace, Inc.
4.60%, 3/16/33, Callable 1/16/33 @ 100(a) ................................ 20 20
4.95%, 3/16/36, Callable 12/16/35 @ 100(a) ............................... 40 40
JetBlue Pass Through Trust, 4.00%, 11/15/32 ................................... 14 13
The ADT Security Corp., 5.88%, 10/15/33, Callable 10/15/32 @ 100(a) ................ 60 58
United Airlines Holdings, Inc., 5.38%, 3/1/31, Callable 9/1/30 @ 100 .................. 20 19
Verisk Analytics, Inc., 4.45%, 3/15/31, Callable 2/15/31 @ 100 ...................... 15 15
305
Information Technology (1.7%):
CoreWeave, Inc., 9.00%, 2/1/31, Callable 2/1/28 @ 104.5(a) ........................ 110 104
Foundry JV Holdco LLC, 5.90%, 1/25/30, Callable 12/25/29 @ 100(a) ................ 200 207
Oracle Corp.
5.95%, 9/26/55, Callable 3/26/55 @ 100 .................................. 58 49
6.70%, 2/4/56, Callable 8/4/55 @ 100 .................................... 60 56
6.85%, 2/4/66, Callable 8/4/65 @ 100 .................................... 35 32

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Qnity Electronics, Inc.
5.75%, 8/15/32, Callable 8/15/28 @ 102.88(a) .............................. $ 25 $ 25
6.25%, 8/15/33, Callable 8/15/28 @ 103.13(a) .............................. 25 25
498
Materials (1.9%):
ARC Falcon I, Inc./Arclin USA LLC/New Arclin US Holding Corp., 9.75%, 3/1/33, Callable
3/1/29 @ 104.88(a) ................................................. 100 96
Celanese US Holdings LLC, 7.20%, 11/15/33, Callable 8/15/33 @ 100 ................. 115 123
Cleveland Cliffs, Inc.
7.00%, 3/15/32, Callable 3/15/27 @ 103.5(a) ............................... 30 29
7.38%, 5/1/33, Callable 5/1/28 @ 103.69(a) ................................ 85 83
7.63%, 1/15/34, Callable 1/15/29 @ 103.81(a) .............................. 10 10
Commercial Metals Co., 6.00%, 12/15/35, Callable 12/15/30 @ 103(a) ................ 40 39
Methanex US Operations, Inc., 6.25%, 3/15/32, Callable 9/15/31 @ 100(a) .............. 93 95
Novelis Corp., 6.38%, 8/15/33, Callable 8/15/28 @ 103.19(a) ....................... 60 59
534
Real Estate (0.3%):
CBRE Services, Inc., 4.90%, 1/15/33, Callable 11/15/32 @ 100 ...................... 15 15
Highwoods Realty LP
3.05%, 2/15/30, Callable 11/15/29 @ 100 .................................. 6 5
2.60%, 2/1/31, Callable 11/1/30 @ 100 ................................... 6 5
5.35%, 1/15/33, Callable 11/15/32 @ 100 .................................. 10 10
Kennedy Wilson, Inc., 4.75%, 2/1/30, Callable 5/2/26 @ 101.19 ..................... 50 50
Vornado Realty LP, 5.75%, 2/1/33, Callable 12/1/32 @ 100 ......................... 10 10
95
Utilities (2.8%):
Alta Wind Holdings LLC, 7.00%, 6/30/35(a) ................................... 35 33
American Electric Power Co., Inc.
5.80% (H15T5Y+213bps), 3/15/56, Callable 12/15/30 @ 100(e) ................. 283 279
6.05% (H15T5Y+194bps), 3/15/56, Callable 12/15/35 @ 100(e) ................. 50 49
Basin Electric Power Cooperative, 5.85%, 10/15/55, Callable 4/15/55 @ 100(a) .......... 35 34
Essential Utilities, Inc., 5.13%, 3/15/36, Callable 12/15/35 @ 100 .................... 20 20
Eversource Energy
6.10% (H15T5Y+252bps), 8/15/56, Callable 5/15/31 @ 100(e) .................. 20 20
6.35% (H15T5Y+233bps), 8/15/56, Callable 5/15/36 @ 100(e) .................. 10 10
Long Ridge Energy LLC, 8.75%, 2/15/32, Callable 2/15/28 @ 104.38(a) ............... 55 58
San Diego Gas & Electric Co., 5.20%, 3/15/36, Callable 12/15/35 @ 100 ............... 15 15
Sempra
6.55% (H15T5Y+214bps), 4/1/55, Callable 1/1/35 @ 100(e) .................... 100 99
6.38% (H15T5Y+263bps), 4/1/56, Callable 1/1/31 @ 100(e) .................... 20 20
Spire, Inc., 6.45% (H15T5Y+233bps), 6/1/56, Callable 3/1/36 @ 100(e) ................ 15 15
Talen Energy Supply LLC
6.25%, 2/1/34, Callable 10/15/28 @ 103.13(a) .............................. 40 40
6.50%, 2/1/36, Callable 10/15/30 @ 103.25(a) .............................. 40 40
Vistra Operations Co. LLC
4.60%, 10/15/30, Callable 9/15/30 @ 100(a) ............................... 30 29
4.70%, 1/31/31, Callable 12/31/30 @ 100(a) ............................... 10 10
5.35%, 1/31/36, Callable 10/31/35 @ 100(a) ............................... 15 15
WEC Energy Group, Inc., 5.63% (H15T5Y+191bps), 5/15/56, Callable 2/15/31 @ 100(e) ... 10 10
796
Total Corporate Bonds (Cost $6,558)
a
a
a
6,501
Yankee Dollars (16.2%)
Energy (1.6%):
Enbridge, Inc.
7.20% (H15T5Y+297bps), 6/27/54, Callable 3/27/34 @ 100(e) .................. 50 53
7.38% (H15T5Y+312bps), 3/15/55, Callable 12/15/29 @ 100(e) ................. 50 52
8.50% (H15T5Y+443bps), 1/15/84, Callable 10/15/33 @ 100(e) ................. 58 65
Energean Israel Finance Ltd., 5.88%, 3/30/31, Callable 9/30/30 @ 100(a) ............... 72 67

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
South Bow Canadian Infrastructure Holdings Ltd.
7.50% (H15T5Y+367bps), 3/1/55, Callable 12/1/34 @ 100(e) ................... $ 35 $ 36
7.63% (H15T5Y+395bps), 3/1/55, Callable 12/1/29 @ 100(e) ................... 88 91
Vista Energy Argentina SAU, 7.63%, 12/10/35, Callable 12/10/29 @ 103.81(a) ........... 45 46
YPF SA, 6.95%, 7/21/27(a) ................................................ 45 45
455
Financials (8.6%):
ABRA Global Finance, 14.00%, 10/22/29, Callable 10/22/26 @ 106.5(a)(l) ............. 55 52
African Development Bank, 5.88% (H15T5Y+165bps), Callable 5/7/35 @ 100(e)(j) ....... 200 195
Allianz SE, 6.55% (H15T5Y+232bps), Callable 10/30/33 @ 100(a)(e)(j) ............... 200 200
Avolon Holdings Funding Ltd., 4.70%, 1/30/31, Callable 12/30/30 @ 100(a) ............ 40 39
Banco Santander SA, 3.23% (H15T1Y+160bps), 11/22/32, Callable 8/22/31 @ 100(e) ..... 200 180
BNP Paribas SA, 7.45% (H15T5Y+313bps), Callable 6/27/35 @ 100(a)(e)(j) ............ 200 201
Cidron Aida Finco SARL, 7.00%, 10/27/31, Callable 10/27/27 @ 103.5(a) .............. 100 109
Development Bank of Kazakhstan JSC, 10.95%, 5/6/26 ............................ 100,000 208
Egypt Treasury Bills, 12/22/26(d)(m) ......................................... 3,400 53
European Bank for Reconstruction & Development
6.25%, 4/11/28, MTN ................................................ 4,700 48
2/2/32, MTN(d)(m) ................................................. 1,675 165
7/11/36, Callable 7/11/26 @ 12.12(d) ..................................... 8,250 11
Global Aircraft Leasing Co. Ltd., 8.75%, 9/1/27, Callable 5/2/26 @ 104.38(a) ............ 150 152
International Bank for Reconstruction & Development
10.00%, 9/16/26 .................................................... 11,000 22
6.85%, 4/24/28 .................................................... 5,500 57
6.50%, 4/17/30, MTN ................................................ 4,000 40
Manulife Financial Corp., 4.99%, 12/11/35, Callable 9/11/35 @ 100 .................. 40 39
Meiji Yasuda Life Insurance Co., 6.10% (H15T5Y+291bps), 6/11/55, Callable 6/11/35 @
100(a)(e) ......................................................... 200 200
Serbia International Bond, 2.05%, 9/23/36(a) ................................... 100 87
UniCredit SpA
7.30% (USISOA05+491bps), 4/2/34, Callable 4/2/29 @ 100(a)(e) ................ 200 211
5.46% (H15T5Y+475bps), 6/30/35, Callable 6/30/30 @ 100(a)(e) ................ 200 200
2,469
Health Care (0.8%):
Teva Pharmaceutical Finance Netherlands II BV, 4.38%, 5/9/30, Callable 2/9/30 @ 100 ..... 200 231
Industrials (1.1%):
Danaos Corp., 6.88%, 10/15/32, Callable 10/15/28 @ 103.44(a) ...................... 100 102
Element Fleet Management Corp.
5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ................................ 60 60
4.64%, 11/24/30, Callable 10/24/30 @ 100(a) ............................... 30 30
Transportes Aereos Portugueses SA, 5.13%, 11/15/29, Callable 5/15/29 @ 100(a) ......... 100 113
305
Information Technology (0.1%):
Flex Ltd., 5.38%, 11/13/35, Callable 8/13/35 @ 100 .............................. 30 29
Sovereign Bond (4.0%):
Argentine Republic Government International Bond
1.00%, 7/9/29, Callable 5/2/26 @ 100 .................................... 5 4
4.13%, 7/9/35, Callable 5/2/26 @ 100(n) .................................. 146 105
Brazilian Government International Bond, 6.25%, 5/22/36 .......................... 200 196
Dominican Republic International Bond, 5.88%, 10/28/35, Callable 7/28/35 @ 100(a) ...... 150 142
Indonesia Government International Bond, 4.10%, 3/4/34, Callable 12/4/33 @ 100 ........ 145 161
Ivory Coast Government International Bond, 5.88%, 10/17/31(a) ..................... 100 113
Mexico Government International Bond, 4.50%, 3/19/34, Callable 12/19/33 @ 100 ........ 126 142
Romanian Government International Bond
5.25%, 5/30/32(a) .................................................. 60 68
5.63%, 5/30/37(a) .................................................. 40 44
Turkiye Government Bond, 30.00%, 9/12/29 ................................... 6,776 133
Uruguay Government International Bond, 9.75%, 7/20/33, Callable 4/20/33 @ 100 ........ 1,790 49
1,157

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Utilities (0.0%):(g)
Algonquin Power & Utilities Corp., 5.37%, 6/15/26(n) ............................ $ 15 $ 15
Total Yankee Dollars (Cost $4,758)
a
a
a
4,661
U.S. Government Agency Mortgages (18.7%)
Federal Home Loan Mortgage Corporation
3.00%, 10/1/29 - 11/1/47 .............................................. 5 5
5.00%, 11/1/39 - 3/1/44 .............................................. 7 8
5.50%, 6/1/41 - 7/1/49 ............................................... 68 70
1.50%, 3/1/42 ..................................................... 148 123
3.50%, 7/1/46 ..................................................... 19 18
4.00%, 4/1/47 ..................................................... 3 3
2.50%, 5/1/51 ..................................................... 218 186
6.00%, 8/1/54 ..................................................... 76 77
6.50%, 7/1/55 ..................................................... 85 88
578
Federal National Mortgage Association
5.00%, 4/1/30 - 12/1/44 .............................................. 12 13
3.00%, 10/1/30 - 3/1/52 .............................................. 143 129
6.00%, 3/1/32 - 3/1/54 ............................................... 263 271
4.00%, 10/1/40 - 9/1/51 .............................................. 73 71
2.00%, 12/1/41 - 11/1/51 .............................................. 144 123
4.50%, 9/1/43 - 1/1/44 ............................................... 47 47
5.50%, 4/1/50 - 9/1/53 ............................................... 260 263
2.50%, 5/1/51 - 2/1/52 ............................................... 593 509
3.50%, 3/1/52 - 4/1/52 ............................................... 131 121
6.50%, 8/1/53 - 9/1/54 ............................................... 110 115
1,662
Federal National Mortgage Association, TBA
5.00%, 4/25/41 .................................................... 200 202
5.50%, 4/25/41 - 4/25/56 ............................................. 600 606
3.50%, 4/25/49 .................................................... 400 367
3.00%, 4/25/52 .................................................... 300 263
2.00%, 4/25/56 .................................................... 100 81
4.00%, 4/25/56 .................................................... 100 94
4.50%, 4/25/56 .................................................... 200 193
5.00%, 4/25/56 .................................................... 400 394
2,200
Government National Mortgage Association
6.50%, 1/15/30 - 11/15/32 ............................................. 1 1
6.00%, 2/15/33 - 4/20/55 ............................................. 76 75
4.50%, 9/15/33 - 11/20/44 ............................................. 70 70
5.50%, 1/15/34 - 6/15/35 ............................................. 7 7
5.00%, 4/15/35 .................................................... 1 1
4.00%, 4/15/42 - 4/20/48 ............................................. 139 131
3.50%, 10/15/42 - 3/20/46 ............................................. 17 17
302
Government National Mortgage Association, TBA
2.00%, 4/20/56 .................................................... 100 83
2.50%, 4/20/56 .................................................... 100 86
3.00%, 4/20/56 .................................................... 100 89
3.50%, 4/20/56 .................................................... 100 92
5.00%, 4/20/56 .................................................... 100 99
5.50%, 4/20/56 .................................................... 100 101
6.50%, 4/20/56 .................................................... 100 104
654
Total U.S. Government Agency Mortgages (Cost $5,488)
a
a
a
5,396

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Treasury Obligations (28.1%)
U.S. Treasury Bills
3.10%, 4/7/26(m) ................................................... $ 645 $ 645
3.46%, 4/21/26(m) .................................................. 375 374
3.51%, 4/28/26(m) .................................................. 1,275 1,271
U.S. Treasury Bonds
4.38%, 8/15/43 .................................................... 216 204
2.25%, 2/15/52 .................................................... 324 195
4.63%, 11/15/55 .................................................... 1,717 1,641
U.S. Treasury Inflation Indexed Bonds, 1.88%, 7/15/35 ............................ 291 289
U.S. Treasury Notes
4.25%, 1/31/30 .................................................... 1,000 1,013
3.50%, 2/28/31 .................................................... 680 667
4.13%, 2/15/36 .................................................... 1,822 1,793
Total U.S. Treasury Obligations (Cost $8,204)
a
a
a
8,092
Shares
Affiliated Mutual Funds (5.1%)
Victory Pioneer ILS Interval Fund ........................................... 143,074 1,465
Total Affiliated Mutual Funds (Cost $1,401)
a
a
a
1,465
Total Investments (Cost $31,806) — 107.8% 31,069
Liabilities in excess of other assets —  (7.8)% (2,256)
NET ASSETS - 100.00% $ 28,813
At March 31, 2026, the Fund's investments in foreign securities were 17.5% of net assets.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was $9,725
(thousands) and amounted to 33.8% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2026.
(c) Security was fair valued using significant unobservable inputs as of March 31, 2026.
(d) Zero-coupon bond.
(e) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2026.
(f) Security is interest only.
(g) Amount represents less than 0.05% of net assets.
(h) Rounds to less than $1 thousand.
(i) Non-income producing security.
(j) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(k) Currently the issuer is in default with respect to interest and/or principal payments.
(l) Up to 8.00% of the coupon may be PIK.
(m) Rate represents the effective yield at March 31, 2026.
(n) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
FREMF
—
Freddie Mac Multifamily Fixed-Rate Mortgage Loans
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
ICE
—
Intercontinental Exchange, Inc.

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of March 31, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of March 31, 2026.
TBA
—
To Be Announced Securities
TSFR1M
—
1 Month Term SOFR, rate disclosed as of March 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of March 31, 2026.
US0003M
—
3 Month US Dollar London Interbank Offered Rate, rate disclosed as of March 31, 2026, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of March 31, 2026.
TBA Sales Commitments
Security Description
Principal Amount
(000)
Value
(000)
TBA Sales Commitments - (1.90%)
Collateralized Mortgage Obligations —  (1.90%)
Federal National Mortgage Association, TBA
2.50% , 4/25/56 .................................................... (300) $ (252)
6.00% , 4/25/56 .................................................... (200) (204)
6.50% , 4/25/56 .................................................... (100) (104)
Total TBA Sales Commitments (Proceeds  $564) $(560)
Forward Currency Contracts
At March 31, 2026, the Fund's open forward currency contracts were as follows:
Currency Purchased
In Exchange for
(000) Currency Sold
Deliver
(000) Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
(000)
Turkish Lira 1,550 U.S. Dollar 34 Citibank NA 4/9/26 $ 1
U.S. Dollar 72 Canadian Dollar 100 Citibank NA 4/9/26 1
Brazilian Real 300 U.S. Dollar 56 Citibank NA 4/29/26 2
U.S. Dollar 200 Australian Dollar 282 Citibank NA 4/30/26 6
U.S. Dollar 171 European Euro 145 Citibank NA 5/29/26 3
U.S. Dollar 136 European Euro 115 Citibank NA 5/29/26 3
U.S. Dollar 546 European Euro 463 Citibank NA 5/29/26 9
U.S. Dollar 154 Indian Rupee 14,530 Citibank NA 6/25/26 1
Chilean Peso 150,000 U.S. Dollar 162 Citibank NA 6/25/26 –*
Canadian Dollar 410 U.S. Dollar 295 Citibank NA 6/26/26 –*
U.S. Dollar 27 Mexican Peso 485 Citibank NA 6/26/26 –*
U.S. Dollar 67 Turkish Lira 3,720 Citibank NA 1/7/27 3
U.S. Dollar 5 Turkish Lira 305 Citibank NA 1/7/27 –*
U.S. Dollar 80 Turkish Lira 4,560 Citibank NA 1/7/27 2
$31
U.S. Dollar 34 Turkish Lira 1,550 Citibank NA 4/9/26 –*
U.S. Dollar 119 Kazakhstani Tenge 61,700 Citibank NA 4/29/26 (9)
European Euro 364 U.S. Dollar 437 Citibank NA 4/29/26 (16)
U.S. Dollar 57 Brazilian Real 300 Citibank NA 4/29/26 (1)
Australian Dollar 574 U.S. Dollar 402 Citibank NA 4/30/26 (6)
Japanese Yen 49,000 European Euro 269 Citibank NA 6/18/26 (1)
Korean Won 206,000 U.S. Dollar 138 Citibank NA 6/25/26 –*
European Euro 1 U.S. Dollar 1 Citibank NA 6/26/26 –*
Japanese Yen 44,000 U.S. Dollar 279 Citibank NA 6/26/26 –*
Turkish Lira 8,585 U.S. Dollar 153 State Street 1/7/27 (7)
$ (40)
Total Net Forward Currency Contracts $(9)
* Rounds to less than $1 thousand.

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
2-Year U.S. Treasury Note Futures ....... 7 6/30/26 $ 1,462 $ 1,452 $ (10)
30-Year U.S. Treasury Bond Futures ..... 5 6/18/26 576 570 (6)
5-Year U.S. Treasury Note Futures ....... 5 6/30/26 539 541 2
U.S. 10-Year Ultra Futures ............ 3 6/18/26 348 341 (7)
Ultra Long Term U.S. Treasury Bond Futures 2 6/18/26 241 233 (8)
$ (29)
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 1 6/18/26 $ 113 $ 111 $ 2
Euro Bund Futures .................. 6 6/08/26 892 869 23
$ 25
Total unrealized appreciation $ 27
Total unrealized depreciation (31)
Total net unrealized appreciation (depreciation) $ (4)
Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)
Underlying Instruments
Fixed Deal
Pay Rate
Maturity
Date
Payment
Frequency
Notional
Amount
(000)(b) Value (000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Markit CDX North America High Yield Index
Series 45 ........................... 5.00% 12/20/30 Quarterly $ 109 $ (6) $ (8) $ 2
$ (6) $ (8) $ 2
Centrally Cleared Credit Default Swap Agreements - Sell Protection
Underlying Instruments
Fixed Deal
Receive
Rate
Maturity
Date
Payment
Frequency
Notional
Amount
(000) Value (000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
American Airlines Group, Inc. .............. 5.00% 6/20/30 Quarterly $ 75 $ –* $ (5) $ 5
Oracle Corp. .......................... 1.00% 12/20/30 Quarterly 208 (7) $ (4) (3)
$ (7) $ (9) $ 2
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
* Rounds to less than $1 thousand.
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
12/31/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
3/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory Pioneer ILS Interval
Fund ................ $ 1,382 $ — $ — $ — $ 83 $ 1,465 143,074 $ — $ —